                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                   811-7742

Exact name of registrant as specified in charter:     Voyageur Mutual Funds

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                Richelle S. Maestro, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              August 31

Date of reporting period:                             February 29, 2004

Item 1.    Reports to Stockholders

The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund of the Registrant, information on which is included in the following shareholder report.

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

FIXED INCOME


Semiannual Report FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                  DELAWARE MINNESOTA
                  HIGH-YIELD MUNICIPAL BOND FUND


[Logo]
POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                        1

  Statements of Operations                                        4

  Statements of Changes in Net Assets                             5

  Financial Highlights                                            6

  Notes to Financial Statements                                   9
-------------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statements                     Delaware Minnesota High-Yield Municipal Bond Fund
  OF NET ASSETS                February 29, 2004 (Unaudited)


                                                       Principal       Market
                                                         Amount        Value
Municipal Bonds - 97.08%
Airline Revenue Bonds - 1.49%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Special
    Facilities Revenue (Northwest
    Airlines, Inc. Project) Series A
    7.00% 4/1/25 (AMT)                                $ 1,000,000   $   965,780
                                                                    -----------
                                                                        965,780
                                                                    -----------
Airport Revenue Bonds - 3.24%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Revenue
    Series A 5.00% 1/1/28 (MBIA)                        2,000,000     2,107,260
                                                                    -----------
                                                                      2,107,260
                                                                    -----------
City General Obligation Bonds - 1.22%
  Moorhead Series B 5.00% 2/1/33 (MBIA)                   750,000       794,835
                                                                    -----------
                                                                        794,835
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 18.27%
  Buhl Nursing Home Revenue
    (Forest Health Services Project)
    Series A 6.75% 8/1/33                               1,000,000       997,390
  Mankato Health Facilities Revenue
    (Mankato Lutheran Homes Project)
    Series A 6.875% 10/1/26                               300,000       300,501
  Minneapolis Health Care Facility Revenue
    (Jones-Harrison Residence Project)
    6.00% 10/1/27                                       1,000,000       964,400
  Minnesota Agriculture & Economic
    Development Board Revenue
    (Benedictine Health Systems)
    5.75% 2/1/29                                        1,000,000       972,360
  Minnetonka Housing Facilities Revenue
    (Beacon Hill Senior Housing Project,
    Presbyterian Homes & Services)
    7.55% 6/1/19                                          200,000       202,148
  Moorhead Economic Development
    Authority Multifamily Revenue
    (Eventide Lutheran Home Project)
    Series B 6.00% 6/1/18                                 870,000       875,342
  Northfield Health Care Facilities Revenue
    (Northfield Retirement Center Project)
    Series A 6.00% 5/1/28                               1,405,000     1,395,811
  Oakdale Elderly Housing Revenue
    (PHM/Oakdale, Inc. Project)
    6.00% 3/1/28                                        1,800,000     1,747,026
  Perham Hospital District Senior
    Congregate Housing Facilities Revenue
    (Briarwood Project) 6.25% 2/1/22                      620,000       620,880
  Rochester Multifamily Revenue
    (Wedum Shorewood Campus)
    6.60% 6/1/36                                        1,000,000       998,410
  Shoreview Elderly Housing Revenue
    (PHM/Shoreview, Inc. Project)
    6.15% 12/1/33                                       1,250,000     1,269,088
  Twin Valley Congregate Housing Revenue
    (Living Options, Inc. Project)
    5.95% 11/1/28                                       1,825,000     1,533,894
                                                                    -----------
                                                                     11,877,250
                                                                    -----------

                                                       Principal       Market
                                                         Amount        Value
Municipal Bonds (continued)
Corporate Backed Revenue Bonds - 5.21%
  Cloquet Pollution Control Revenue
    (Potlatch Corp. Projects)
    5.90% 10/1/26                                     $ 1,700,000   $ 1,633,547
  International Falls Solid Waste Disposal
    Revenue (Boise Cascade
    Corp. Project) 6.85% 12/1/29 (AMT)                    500,000       518,475
  Red Wing Industrial Development Revenue
    (Kmart Corp. Project) 5.50% 7/1/08                    300,000       199,500
  Sartell Environmental Improvement
    Revenue (International Paper)
    Series A 5.20% 6/1/27                               1,000,000     1,031,440
                                                                    -----------
                                                                      3,382,962
                                                                    -----------
Higher Education Revenue Bonds - 5.45%
  Minnesota State Higher Education Facilities
    Authority Revenue
    (College of Art & Design)
    Series 5-D 6.75% 5/1/26                               500,000       545,830
    (St. Catherine College)
    Series 5-N1 5.375% 10/1/32                          2,000,000     2,083,680
    (St. Mary's College)
    Series 3-Q 6.15% 10/1/23                              900,000       909,828
                                                                    -----------
                                                                      3,539,338
                                                                    -----------
Hospital Revenue Bonds - 16.25%
  Bermidji Health Care Facilities First
    Meeting Revenue
    (North Country Health Services)
    5.00% 9/1/31 (RADIAN)                               2,500,000     2,568,874
  Minneapolis Health Care System
    Revenue Series A
    (Allina Health Systems)
    5.75% 11/15/32                                      2,000,000     2,134,620
    (Fairview Health Services)
    5.625% 5/15/32                                      2,000,000     2,125,040
  Minneapolis/St. Paul Housing &
    Redevelopment Authority Health
    Care System (Health Partners
    Obligation Group) 6.00% 12/1/17                     1,125,000     1,231,425
  St. Louis Park Health Care Facilities
    Revenue (Park Nicollet Health Services)
    Series B 5.25% 7/1/30                               1,000,000     1,031,760
  St. Paul Housing & Redevelopment
    Authority Hospital Revenue
    (Health East Project)
    Series A 5.70% 11/1/15                                800,000       805,432
    Series B 5.85% 11/1/17                                250,000       251,558
    Series B 6.625% 11/1/17                               405,000       411,371
                                                                    -----------
                                                                     10,560,080
                                                                    -----------
Investor Owned Utilities Revenue Bonds - 2.36%
  Bass Brook Pollution Control Revenue
    (Minnesota Power & Light Co.
    Project) 6.00% 7/1/22                               1,500,000     1,530,750
                                                                    -----------
                                                                      1,530,750
                                                                    -----------
Miscellaneous Revenue Bonds - 1.63%
  Minneapolis Community Development
    Agency Supported Development
    Revenue Series G-3 5.45% 12/1/31                    1,000,000     1,058,290
                                                                    -----------
                                                                      1,058,290
                                                                    -----------

Statements                     Delaware Minnesota High-Yield Municipal Bond Fund
  OF NET ASSETS (CONTINUED)


                                                       Principal       Market
                                                         Amount        Value

Municipal Bonds (continued)
Multi Family Housing Revenue Bonds - 22.77%
  Chanhassen Multifamily Housing
    Revenue (Heritage Park Project -
    Section 8) 6.20% 7/1/30 (FHA) (AMT)               $   300,000   $   315,591
  Chaska Multifamily Housing
    Revenue (West Suburban
    Housing Partners Project)
    5.875% 3/1/31 (AMT)                                 1,000,000       901,060
  Hutchinson Multifamily Housing
    Revenue (Evergreen Apartments
    Project-Section 8) 5.75% 11/1/28                    2,160,000     1,991,757
  Little Canada Multifamily Housing
    Revenue (Housing Alternative
    Development Co. Project)
    Series A 6.25% 12/1/27                              1,250,000     1,219,663
  Minneapolis Multifamily Housing Revenue
    (Grant Street Apartments Project)
    Series A 7.25% 11/1/29                              2,085,000     2,037,273
    (Olson Townhomes Project)
    6.00% 12/1/19 (AMT)                                 1,675,000     1,664,699
    (Trinity Apartments-Section 8)
    Series A 6.75% 5/1/21                                 740,000       725,193
  Minnesota State Housing Finance
    Agency Series A
    4.875% 8/1/24 (AMT)                                   585,000       596,501
  St. Anthony Multifamily Housing
    Revenue (Chandler Place Project)
    Series A 6.05% 11/20/16 (FHA) (GNMA)                  135,000       148,603
  St. Cloud Housing & Redevelopment
    Authority Revenue (Sterling Heights
    Apartments Project)
    7.55% 4/1/39 (AMT)                                    530,000       526,067
  St. Paul Housing & Redevelopment
    Authority Multifamily Housing
    Revenue (Grotto Housing Project)
    5.50% 9/20/44 (GNMA)                                  750,000       780,518
  Stillwater Multifamily Housing Revenue
    (Stillwater Cottages Project) Series A
    6.75% 11/1/11                                         205,000       207,425
    7.00% 11/1/16 (AMT)                                   680,000       679,905
    7.00% 11/1/27                                         340,000       332,275
  Washington County Housing &
    Redevelopment Authority
    Governmental Revenue
    (Briar Pond Project)
    Series B 7.125% 8/20/34                               865,000       825,816
    (Woodland Park Apartments Project)
    4.70% 10/1/32                                       1,825,000     1,849,930
                                                                    -----------
                                                                     14,802,276
                                                                    -----------
Municipal Lease Revenue Bonds - 2.64%
  Hibbing Economic Development
    Authority Revenue (Hibbing Lease
    Obligation Project) 6.40% 2/1/12                      530,000       529,677
  Rice County Certificates of Participation
    Series A 6.00% 12/1/21                                125,000       129,856
  St. Paul Port Authority Lease Revenue
    (Robert Street Office Building Project)
    5.00% 12/1/27                                       1,000,000     1,055,340
                                                                    -----------
                                                                      1,714,873
                                                                    -----------

                                                       Principal       Market
                                                         Amount        Value
Municipal Bonds (continued)
Political Subdivision General Obligation Bonds - 2.45%
  Perham Disposal System
    6.00% 5/1/22 (AMT)                                $ 1,500,000   $ 1,594,515
                                                                    -----------
                                                                      1,594,515
                                                                    -----------
*Pre-Refunded Bonds - 1.20%
  Beltrami County Housing &
    Redevelopment Authority
    Revenue 6.10% 2/1/12-05                               460,000       481,026
  Glencoe Health Care Revenue
    6.40% 12/1/15-05                                      275,000       297,919
                                                                    -----------
                                                                        778,945
                                                                    -----------
Public Power Revenue Bonds - 4.28%
  Southern Minnesota Municipal
    Power Agency Supply System
    Revenue Series A
    5.25% 1/1/15 (AMBAC)                                  400,000       463,284
    5.25% 1/1/16 (AMBAC)                                2,000,000     2,316,880
                                                                    -----------
                                                                      2,780,164
                                                                    -----------
Recreational Area Revenue Bonds - 0.56%
  Woodbury Gross Revenue
    (Golf Course Bonds)
    6.75% 2/1/22                                          365,000       362,427
                                                                    -----------
                                                                        362,427
                                                                    -----------
Single Family Housing Revenue Bonds - 2.20%
  Minnesota State Housing Finance
    Agency Single Family Mortgage
    Series E 6.25% 1/1/23 (AMT)                            35,000        36,524
    Series J 5.90% 7/1/28 (AMT)                         1,270,000     1,336,269
    Series M 5.875% 1/1/17                                 55,000        58,596
                                                                    -----------
                                                                      1,431,389
                                                                    -----------
State General Obligation Bonds - 1.85%
**Minnesota State, Inverse Floater ROLs
    9.05% 11/1/17                                       1,000,000     1,200,240
                                                                    -----------
                                                                      1,200,240
                                                                    -----------
Tax Increment/Special Assessment Bonds - 1.56%
  St. Paul Housing & Redevelopment
    Authority Tax Increment
    (Upper Landing Project)
    Series A 6.80% 3/1/29                               1,000,000     1,013,180
                                                                    -----------
                                                                      1,013,180
                                                                    -----------
Territorial Revenue Bonds - 2.45%
  Puerto Rico Commonwealth Highway &
    Transportation Authority
    Transportation Revenue
    Series D 5.25% 7/1/38                                 500,000       531,790
  Puerto Rico Electric Power Authority
    Revenue Series II
    5.25% 7/1/31                                        1,000,000     1,062,520
                                                                    -----------
                                                                      1,594,310
                                                                    -----------
Total Municipal Bonds (cost $61,797,903)                             63,088,864
                                                                    -----------

Statements                     Delaware Minnesota High-Yield Municipal Bond Fund
  OF NET ASSETS (CONTINUED)


                                                       Number of       Market
                                                         Shares        Value
Short-Term Investment - 1.35%
Federated Minnesota Municipal Cash Trust                  874,321   $   874,321
                                                                    -----------
Total Short-Term Investment
  (cost $874,321)                                                       874,321
                                                                    -----------

Total Market Value of Securities - 98.43%
  (cost $62,672,224)                                                 63,963,185
Receivables and Other Assets
  Net of Liabilities - 1.57%                                          1,020,971
                                                                    -----------
Net Assets Applicable to 6,269,048
  Shares Outstanding - 100.00%                                      $64,984,156
                                                                    ===========

Net Asset Value - Delaware Minnesota
  High-Yield Municipal Bond Fund Class A
  ($40,082,603 / 3,869,357 Shares)                                       $10.36
                                                                         ------
Net Asset Value - Delaware Minnesota
  High-Yield Municipal Bond Fund Class B
  ($12,992,842 / 1,252,058 Shares)                                       $10.38
                                                                         ------
Net Asset Value - Delaware Minnesota
  High-Yield Municipal Bond Fund Class C
  ($11,908,711 / 1,147,633 Shares)                                       $10.38
                                                                         ------

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization-- no par)                                $66,181,452
Accumulated net realized loss on investments                         (2,488,257)
Net unrealized appreciation of investments                            1,290,961
                                                                    -----------
Total net assets                                                    $64,984,156
                                                                    ===========

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 29, 2004.

Summary of Abbreviations:
Ambac - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FHA - Insured by the Federal Housing Administration
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs

Net Asset Value and Offering Price per Share -
  Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)                                              $10.36
Sales charge (4.50% of offering price,
  or 4.73% of amount invested per share) (B)                               0.49
                                                                         ------
Offering price                                                           $10.85
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                    Delaware Minnesota High-Yield Municipal Bond Fund
  OF OPERATIONS               Six Months Ended February 29, 2004 (Unaudited)




                                                               Delaware
                                                         Minnesota High-Yield
                                                          Municipal Bond Fund
Investment Income:
  Interest                                                    $1,817,180
                                                              ----------

Expenses:
  Management fees                                                171,791
  Distribution expense-- Class A                                  48,270
  Distribution expense-- Class B                                  62,683
  Distribution expense-- Class C                                  56,212
  Dividend disbursing and transfer agent fees and expenses        23,492
  Accounting and administration expenses                          12,154
  Legal and professional fees                                      9,925
  Reports and statements to shareholders                           4,125
  Registration fees                                                2,500
  Custodian fees                                                   2,657
  Trustees' fees                                                   1,200
  Other                                                            2,862
                                                              ----------
                                                                 397,871
                                                              ----------
  Less expenses absorbed or waived                               (73,744)
  Less waiver of distribution expenses-- Class A                      --
  Less expenses paid indirectly                                     (780)
                                                              ----------
  Total expenses                                                 323,347
                                                              ----------
Net Investment Income                                          1,493,833
                                                              ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on investments                       (330,117)
  Net change in unrealized appreciation/depreciation
    of investments                                             3,089,702
                                                              ----------
Net Realized and Unrealized Gain on Investments                2,759,585
                                                              ----------

Net Increase in Net Assets Resulting from Operations          $4,253,418
                                                              ==========

See accompanying notes

Statements                     Delaware Minnesota High-Yield Municipal Bond Fund
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 Delaware Minnesota
                                                          High-Yield Municipal Bond Fund

                                                            Six Months        Year
                                                              Ended           Ended
                                                             2/29/04         8/31/03
                                                           (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                    $ 1,493,833      $ 3,049,180
  Net realized gain (loss) on investments                     (330,117)        (441,678)
  Net change in unrealized appreciation/depreciation
    of investments                                           3,089,702          259,426
                                                           -----------      -----------
  Net increase in net assets resulting from operations       4,253,418        2,866,928
                                                           -----------      -----------

Dividends and Distributions to Shareholders from:
  Net Investment Income:
    Class A                                                   (974,658)      (2,027,800)
    Class B                                                   (268,989)        (625,130)
    Class C                                                   (241,128)        (458,610)
                                                           -----------      -----------
                                                            (1,484,775)      (3,111,540)
                                                           -----------      -----------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                  4,775,494        5,099,181
    Class B                                                    747,703        1,173,857
    Class C                                                  1,114,837        3,744,773

  Net asset value of shares issued upon reinvestment
    of dividends and distributions:
    Class A                                                    571,468        1,128,540
    Class B                                                    161,493          357,176
    Class C                                                    133,746          270,604
                                                           -----------      -----------
                                                             7,504,741       11,774,131
                                                           -----------      -----------
  Cost of shares repurchased:
    Class A                                                 (3,620,876)      (4,314,157)
    Class B                                                   (985,992)      (2,339,040)
    Class C                                                   (593,732)      (1,049,878)
                                                           -----------      -----------
                                                            (5,200,600)      (7,703,075)
                                                           -----------      -----------
Increase (decrease) in net assets derived from
  capital share transactions                                 2,304,141        4,071,056
                                                           -----------      -----------
Net Increase in Net Assets                                   5,072,784        3,826,444

Net Assets:
  Beginning of period                                       59,911,372       56,084,928
                                                           -----------      -----------
  End of period (including undistributed net investment
    income of $0 and $1,470 for Delaware Tax-Free
    Minnesota Intermediate Fund and $0 and $0 for Delaware
    Minnesota High-Yield Municipal Bond Fund)              $64,984,156      $59,911,372
                                                           ===========      ===========

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Minnesota High-Yield Bond Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             2/29/04(1)   8/31/03     8/31/02(2)   8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                           $9.910      $9.950       $9.900      $9.650      $10.210     $10.810

Income (loss) from investment operations:
Net investment income                                           0.255       0.550        0.586       0.581        0.576       0.583
Net realized and unrealized gain (loss) on investments          0.450      (0.030)       0.056       0.243       (0.564)     (0.603)
                                                              -------      ------       ------      ------       ------     -------
Total from investment operations                                0.705       0.520        0.642       0.824        0.012      (0.020)
                                                              -------      ------       ------      ------       ------     -------

Less dividends and distributions from:
Net investment income                                          (0.255)     (0.560)      (0.592)     (0.574)      (0.572)     (0.580)
                                                              -------      ------       ------      ------       ------     -------
Total dividends and distributions                              (0.255)     (0.560)      (0.592)     (0.574)      (0.572)     (0.580)
                                                              -------      ------       ------      ------       ------     -------

Net asset value, end of period                                $10.360      $9.910       $9.950      $9.900       $9.650     $10.210
                                                              =======      ======       ======      ======       ======     =======

Total return(3)                                                 7.19%       5.33%        6.74%       8.84%        0.32%      (0.27%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $40,082     $36,644      $34,867     $34,615      $35,689     $41,813
Ratio of expenses to average net assets                         0.75%       0.75%        0.75%       0.75%        0.75%       0.57%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               0.99%       1.04%        1.01%       0.94%        1.14%       1.07%
Ratio of net investment income to average net assets            5.04%       5.48%        5.98%       6.01%        5.99%       5.46%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid
  indirectly                                                    4.80%       5.19%        5.72%       5.82%        5.60%       4.96%
Portfolio turnover                                                31%         32%          33%         13%           8%         35%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Minnesota High-Yield Bond Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             2/29/04(1)   8/31/03     8/31/02(2)   8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                           $9.930      $9.970       $9.910      $9.650      $10.210     $10.810

Income (loss) from investment operations:
Net investment income                                           0.217       0.475        0.513       0.509        0.504       0.507
Net realized and unrealized gain (loss) on investments          0.450      (0.030)       0.063       0.248       (0.570)     (0.604)
                                                              -------      ------       ------      ------       ------     -------
Total from investment operations                                0.667       0.445        0.576       0.757       (0.066)     (0.097)
                                                              -------      ------       ------      ------       ------     -------

Less dividends and distributions from:
Net investment income                                          (0.217)     (0.485)      (0.516)     (0.497)      (0.494)     (0.503)
                                                              -------      ------       ------      ------       ------     -------
Total dividends and distributions                              (0.217)     (0.485)      (0.516)     (0.497)      (0.494)     (0.503)
                                                              -------      ------       ------      ------       ------     -------

Net asset value, end of period                                $10.380      $9.930       $9.970      $9.910       $9.650     $10.210
                                                              =======      ======       ======      ======       ======     =======

Total return(3)                                                 6.78%       4.55%        6.03%       8.09%       (0.49%)     (0.99%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $12,993     $12,513      $13,379     $12,932      $13,743     $15,814
Ratio of expenses to average net assets                         1.50%       1.50%        1.50%       1.50%        1.50%       1.32%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.74%       1.79%        1.76%       1.69%        1.89%       1.82%
Ratio of net investment income to average net assets            4.29%       4.73%        5.23%       5.26%        5.24%       4.71%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid
  indirectly                                                    4.05%       4.44%        4.97%       5.07%        4.85%       4.21%
Portfolio turnover                                                31%         32%          33%         13%           8%         35%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware Minnesota High-Yield Bond Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             2/29/04(1)   8/31/03     8/31/02(2)   8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                           $9.930      $9.970       $9.910      $9.650      $10.210     $10.810

Income (loss) from investment operations:
Net investment income                                           0.217       0.475        0.513       0.509        0.504       0.505
Net realized and unrealized gain (loss) on investments          0.450      (0.030)       0.063       0.248       (0.570)     (0.602)
                                                              -------      ------       ------      ------       ------     -------
Total from investment operations                                0.667       0.445        0.576       0.757       (0.066)     (0.097)
                                                              -------      ------       ------      ------       ------     -------

Less dividends and distributions from:
Net investment income                                          (0.217)     (0.485)      (0.516)     (0.497)      (0.494)     (0.503)
                                                              -------      ------       ------      ------       ------     -------
Total dividends and distributions                              (0.217)     (0.485)      (0.516)     (0.497)      (0.494)     (0.503)
                                                              -------      ------       ------      ------       ------     -------

Net asset value, end of period                                $10.380      $9.930       $9.970      $9.910       $9.650     $10.210
                                                              =======      ======       ======      ======       ======     =======

Total return(3)                                                 6.78%       4.54%        6.03%       8.09%       (0.49%)     (0.99%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $11,909     $10,754       $7,840      $6,807       $6,599      $7,515
Ratio of expenses to average net assets                         1.50%       1.50%        1.50%       1.50%        1.50%       1.32%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.74%       1.79%        1.76%       1.69%        1.89%       1.82%
Ratio of net investment income to average net assets            4.29%       4.73%        5.23%       5.26%        5.24%       4.71%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid
  indirectly                                                    4.05%       4.44%        4.97%       5.07%        4.85%       4.21%
Portfolio turnover                                                31%         32%          33%         13%           8%         35%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                          Delaware Minnesota High-Yield Municipal Bond Fund
  TO FINANCIAL STATEMENTS      February 29, 2004 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Tax Free Funds is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. These financial statements and related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each a "Fund" or, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and with a front-end sales charge of up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and that declines from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund, depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital. The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less. The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amounts of these expenses for the period ended February 29, 2004 were as follows:

                                                    Delaware Minnesota
                                                        High-Yield
                                                    Municipal Bond Fund
                                                    -------------------
Commission Reimbursements                                   $750
Earnings credits                                              30

Notes                          Delaware Minnesota High-Yield Municipal Bond Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                    Delaware Minnesota
                                                        High-Yield
                                                    Municipal Bond Fund
                                                    -------------------
On the first $500 million                                0.550%
On the next $500 million                                 0.500%
On the next $1.5 billion                                 0.450%
In excess of $2.5 billion                                0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2004 as shown below:

                                                    Delaware Minnesota
                                                        High-Yield
                                                    Municipal Bond Fund
                                                    -------------------
The operating expense limitation
  as a percentage of average daily
  net assets (per annum)                                   0.50%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares for all Funds. DDLP has contracted to waive distribution fees through October 31, 2004 in order to prevent distribution fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free Minnesota Intermediate Fund.

At February 29, 2004, each Fund had receivables from or liabilities payable to affiliates as follows:

                                                    Delaware Minnesota
                                                        High-Yield
                                                    Municipal Bond Fund
                                                    -------------------
Investment management
  fee payable to DMC                                      $18,062
Dividend disbursing,
  transfer agent fees,
  accounting  and other
  expenses payable to DSC                                   5,817
Other expenses payable to
  DMC and affiliates*                                       1,142

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

For the period ended February 29, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                    Delaware Minnesota
                                                        High-Yield
                                                    Municipal Bond Fund
                                                    -------------------
                                                         $104,638

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

Certain internal legal expenses are allocated to the Funds. For the period ended February 29, 2004, the Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and the Delaware Minnesota High-Yield Municipal Bond Fund had costs of $17,229, $11,931, $3,345, and $2,710, respectively.

Notes                          Delaware Minnesota High-Yield Municipal Bond Fund
  TO FINANCIAL STATEMENTS (CONTINUED)



3. Investments
For the six months ended February 29, 2004, the Funds made purchases and sales of investment securities as follows:

                                                    Delaware Minnesota
                                                        High-Yield
                                                    Municipal Bond Fund
                                                    -------------------
Purchases other than
  short-term investments                                $22,733,138
Sales other than
  short-term investments                                 18,008,763

At February 29, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each fund were as follows:

                                                    Delaware Minnesota
                                                        High-Yield
                                                    Municipal Bond Fund
                                                    -------------------
Cost of investments                                    $62,630,484
                                                       ===========
Aggregate unrealized appreciation                      $ 2,164,501
Aggregate unrealized depreciation                         (831,800)
                                                       -----------
Net unrealized appreciation                            $ 1,332,701
                                                       ===========

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the periods ended February 29, 2004 and August 31, 2003 was as follows:

                                                    Delaware Minnesota
                                                        High-Yield
                                                    Municipal Bond Fund
                                                    -------------------
Period ended 2/29/04
--------------------
Tax-exempt income                                        $1,484,775
Long-term capital gain                                           --
                                                         ----------
Total                                                    $1,484,775
                                                         ==========
Year ended 8/31/03
------------------
Tax-exempt income                                        $3,111,540
Long-term capital gain                                           --
                                                         ----------
Total                                                    $3,111,540
                                                         ==========

As of February 29, 2004, the components of net assets on a tax basis were as follows:

                                                    Delaware Minnesota
                                                        High-Yield
                                                    Municipal Bond Fund
                                                    -------------------
Shares of beneficial interest                           $66,181,452
Undistributed ordinary income                                    --
Undistributed long-term capital gain                             --
Net realized capital losses on investments                 (738,714)
Capital loss carryforwards                               (1,782,389)
Unrealized appreciation (depreciation)
  of investments                                          1,323,807
                                                        -----------
Net assets                                               64,984,156
                                                        ===========

Notes                          Delaware Minnesota High-Yield Municipal Bond Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                                    Delaware Minnesota
                                                        High-Yield
Year of Expiration                                  Municipal Bond Fund
------------------                                  -------------------
     2004                                                $  6,809
     2005                                                   4,334
     2006                                                     648
     2007                                                     369
     2008                                                 201,822
     2009                                               1,267,552
     2010                                                  57,521
     2011                                                 243,334
                                                       ----------
     Total                                             $1,782,389
                                                       ==========

Notes                          Delaware Minnesota High-Yield Municipal Bond Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares

                                                   Delaware Minnesota High-Yield
                                                       Municipal Bond Fund
                                                   -----------------------------
                                                      Six Months       Year
                                                        Ended          Ended
                                                       2/29/04        8/31/03
                                                     (Unaudited)
Shares sold:
  Class A                                              471,901        508,021
  Class B                                               73,657        116,993
  Class C                                              110,173        374,028

Shares issued upon reinvestment of dividends
  and distributions:
  Class A                                               56,250        113,106
  Class B                                               15,870         35,758
  Class C                                               13,145         27,080
                                                      --------      ---------
                                                       740,996      1,174,986
                                                      --------      ---------

Shares repurchased:
  Class A                                             (355,844)      (427,831)
  Class B                                              (97,767)      (234,605)
  Class C                                              (58,797)      (104,635)
                                                      --------      ---------
                                                      (512,408)      (767,071)
                                                      --------      ---------
Net increase (decrease)                                228,588        407,915
                                                      ========      =========

For the periods ended February 29, 2004 and August 31, 2003, the following shares and values were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                                    Period Ended                            Year Ended
                                                                       2/29/04                                8/31/03
                                                           -------------------------------       --------------------------------
                                                           Class B     Class A                   Class B      Class A
                                                           shares      shares      Amount        shares       shares       Amount
Delaware Minnesota High-Yield Municipal Fund               12,357      12,371      124,493          --           --          --

6. Line of Credit
Each Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2004 or at any time during the period.

7. Credit and Market Risk
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

8. Contractual Obligations
The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies for each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                               Affiliated Officers                        Contact Information
Walter P. Babich                                Jude T. Driscoll                           Investment Manager
Board Chairman                                  Chairman                                   Delaware Management Company
Citadel Construction Corporation                Delaware Investments Family of Funds       Philadelphia, PA
King of Prussia, PA                             Philadelphia, PA
                                                                                           International Affiliate
John H. Durham                                  Joseph H. Hastings                         Delaware International Advisers Ltd.
Private Investor                                Executive Vice President and               London, England
Gwynedd Valley, PA                              Chief Financial Officer
                                                Delaware Investments Family of Funds       National Distributor
Anthony D. Knerr                                Philadelphia, PA                           Delaware Distributors, L.P.
Managing Director                                                                          Philadelphia, PA
Anthony Knerr & Associates                      Richelle S. Maestro
New York, NY                                    Senior Vice President,                     Shareholder Servicing, Dividend
                                                Chief Legal Officer and Secretary          Disbursing and Transfer Agent
Ann R. Leven                                    Delaware Investments Family of Funds       Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer           Philadelphia, PA                           2005 Market Street
National Gallery of Art                                                                    Philadelphia, PA 19103-7094
Washington, DC                                  Michael P. Bishof
                                                Senior Vice President and Treasurer        For Shareholders
Thomas F. Madison                               Delaware Investments Family of Funds       800 523-1918
President and Chief Executive Officer           Philadelphia, PA
MLM Partners, Inc.                                                                         For Securities Dealers and Financial
Minneapolis, MN                                                                            Institutions Representatives Only
                                                                                           800 362-7500
Janet L. Yeomans
Vice President/Mergers & Acquisitions                                                      Web site
3M Corporation                                                                             www.delawareinvestments.com
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8624)                                                        Printed in the USA
SA-MNALL [2/04] IVES 4/04                                                  J9627

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

FIXED INCOME




Semiannual Report FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                  DELAWARE NATIONAL HIGH-YIELD MUNICIPAL
                  BOND FUND



[LOGO]
POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                        1

  Statement of Assets and Liabilities                             5

  Statements of Operations                                        6

  Statements of Changes in Net Assets                             7

  Financial Highlights                                            8

  Notes to Financial Statements                                  11
-------------------------------------------------------------------



    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statements                      Delaware National High-Yield Municipal Bond Fund
  OF NET ASSETS                 February 29, 2004 (Unaudited)

                                                        Principal       Market
                                                         Amount         Value
Municipal Bonds - 96.98%
Airline Revenue Bonds - 1.60%
  Minneapolis/St. Paul, Minnesota
    Metropolitan Airports Commission
    Special Facilities Revenue
    (Northwest Airlines, Inc. Project)
    Series A 7.00% 4/1/25 (AMT)                         $  500,000    $  482,890
  New Jersey Economic Development
    Authority Special Facilities Revenue
    (Continental Airlines, Inc. Project)
    6.25% 9/15/19 (AMT)                                  1,000,000       893,050
                                                                      ----------
                                                                       1,375,940
                                                                      ----------
Airport Revenue Bonds - 3.00%
  New York City, New York Industrial
    Development (JFK Airis Project)
    5.50% 7/1/28 (AMT)                                     905,000       906,557
  Oklahoma City, Oklahoma Industrial &
    Cultural Facilities Subordinated
    (Air Cargo Project) 6.75% 1/1/23 (AMT)               1,160,000     1,147,205
  Onondaga County, New York Industrial
    Development Authority Revenue
    Subordinated (Air Cargo Project)
    7.25% 1/1/32 (AMT)                                     500,000       516,885
                                                                      ----------
                                                                       2,570,647
                                                                      ----------
Continuing Care/Retirement Revenue Bonds - 9.03%
  Bexar County, Texas Health Facilities
    Development Corporation
    (Army Retirement Residence Project)
    6.30% 7/1/32                                         1,000,000     1,065,200
  Buhl, Minnesota Nursing Home Revenue
    (Forest Health Services Project) Series A
    6.75% 8/1/33                                           600,000       598,434
  Gainesville & Hall County, Georgia
    Development Authority Revenue
    (Lanier Village Estates Project)
    Series C 7.25% 11/15/29                              1,000,000     1,078,670
  Marion County, Missouri Nursing Home
    District Revenue 7.00% 8/1/13                        1,050,000     1,055,985
  Montgomery County, Pennsylvania Higher
    Education & Health Authority Revenue
    (Faulkeways at Gwynedd Project)
    6.75% 11/15/30                                       1,000,000     1,056,380
  Philadelphia, Pennsylvania Hospitals &
    Higher Education Facilities
    Authority Revenue (The Philadelphia
    Protestant Home Project)
    Series A 6.50% 7/1/27                                1,100,000     1,109,185
  Rochester, Minnesota Multifamily Revenue
    (Wedum Shorewood Campus Project)
    6.60% 6/1/36                                         1,000,000       998,410
 +Vermont Education & Health Building
    Financing Agency Revenue Health
    Care Facility (Copley Manor Project)
    6.15% 4/1/19                                         1,730,000       785,922
                                                                      ----------
                                                                       7,748,186
                                                                      ----------

                                                         Principal       Market
                                                           Amount         Value
Municipal Bonds (continued)
Convention Center/Auditorium/Hotel Revenue Bonds - 1.19%
  Suffolk, Virginia Industrial Development
    Authority Economic Development Revenue
    (Hotel & Conference Center Project)
    5.125% 10/1/35                                       $1,000,000   $1,024,550
                                                                      ----------
                                                                       1,024,550
                                                                      ----------
Corporate-Backed Revenue Bonds - 9.08%
  Alliance, Texas Airport Authority Special
    Facilities Revenue (Federal Express
    Corp. Project) 6.375% 4/1/21 (AMT)                    2,000,000    2,141,300
  Ashland, Kentucky Sewer & Solid Waste
    Revenue (Ashland, Inc. Project)
    7.125% 2/1/22 (AMT)                                     700,000      733,096
 +California Pollution Control Financing
    Authority Pollution Control Revenue
    (Laidlaw Environmental, Inc. Project)
    Series A 6.70% 7/1/07 (AMT)                           1,000,000       44,000
  De Soto Parish, Louisiana Environmental
    Improvement Revenue
    (International Paper Co. Project)
    Series A 6.35% 2/1/25 (AMT)                           1,650,000    1,770,681
  Gulf Coast, Texas Waste Disposal Authority
    Revenue (Valero Energy Project)
    6.65% 4/1/32 (AMT)                                    1,000,000    1,075,670
  Phenix City, Alabama Industrial Development
    Board Environmental Improvement
    Revenue (Mead Westvaco Corp. Project)
    Series A 6.35% 5/15/35 (AMT)                            500,000      529,775
  Sugar Creek, Missouri Industrial
    Development Revenue
    (Lafarge North America Project)
    Series A 5.65% 6/1/37 (AMT)                             500,000      509,625
  Virginia Beach, Virginia Development
    Authority Revenue
    (Ramada on the Beach Project)
    6.625% 12/1/09                                        1,000,000      980,800
                                                                      ----------
                                                                       7,784,947
                                                                      ----------
Dedicated Tax & Fees Revenue Bonds - 2.93%
  Chicago, Illinois Tax Increment Subordinate
    (Central Loop Redevelopment Project)
    Series A 6.50% 12/1/08                                1,000,000    1,101,180
  Las Vegas, Nevada Local Improvement
    Special District #808
    (Summerlin Area Project) 6.75% 6/1/21                   995,000    1,028,541
  Prescott Valley, Arizona Improvement
    District Special Assessment 7.90% 1/1/12                365,000      379,626
                                                                      ----------
                                                                       2,509,347
                                                                      ----------
Escrowed to Maturity Bonds - 0.50%
  Illinois State Development Finance Authority
    (Harrisburg Medical Center Project)
    7.00% 3/1/06                                            400,000      426,712
                                                                      ----------
                                                                         426,712
                                                                      ----------

Statements                      Delaware National High-Yield Municipal Bond Fund
  OF NET ASSETS (CONTINUED)

                                                         Principal       Market
                                                           Amount         Value
Municipal Bonds (continued)
Higher Education Revenue Bonds - 19.45%
  Berks County, Pennsylvania Municipal
    Authority College Revenue
    (Albright College Project)
    5.375% 10/1/28                                     $   700,000   $   704,970
  Illinois Educational Facilities Authority
    Student Housing Revenue
    (Educational Advancement Fund -
    University Center Project)
    6.25% 5/1/30                                         2,000,000     2,076,839
  Lynchburg, Virginia Industrial Development
    Authority Educational Facilities Revenue
    (Lynchburg College Project)
    5.25% 9/1/28                                         1,000,000     1,033,650
  Maine Finance Authority Education Revenue
    (Waynflete School Project) 6.40% 8/1/19              1,000,000     1,072,700
  Maryland State Economic Development
    Corporation Student Housing Revenue
    (University of Maryland College
    Park Project) 5.625% 6/1/35                          1,000,000     1,024,850
  Massachusetts State Development
    Finance Agency Revenue
    (Massachusetts College of
    Pharmacy Project) Series C
    5.75% 7/1/33                                         1,000,000     1,014,950
  Massachusetts State Health & Educational
    Facilities Authority Revenue
    (Nichols College Project) Series C
    6.125% 10/1/29                                       2,000,000     2,005,880
  Middlesex County, New Jersey Improvement
    Authority Revenue (Street Student
    Housing Project) Series A
    5.00% 8/15/35                                        1,000,000     1,007,200
  Minnesota State Higher Education
    Facilities Authority Revenue
    (College of Art & Design Project)
    Series 5-D 6.75% 5/1/26                                500,000       545,830
  New Hampshire Higher Education &
    Health Facilities Authority
    (Brewster Academy Project)
    6.75% 6/1/25                                         1,000,000     1,001,510
  New Mexico Educational Assistance
    Foundation Student Loan Revenue
    1st Subordinate Series A-2
    6.65% 11/1/25 (AMT)                                  1,000,000     1,001,030
  Savannah, Georgia Economic Development
    Authority Revenue
    (College of Art & Design Project)
    6.50% 10/1/13                                        1,000,000     1,109,020
  Scranton-Lackawanna, Pennsylvania
    Health & Welfare Authority
    First Mortgage Revenue
    (Lackawanna Junior College Project)
    5.75% 11/1/20                                        1,510,000     1,519,377
  Westminster, Maryland Education
    Facilities Revenue
    (McDaniel College Project) 5.50% 4/1/32              1,500,000     1,560,840
                                                                     -----------
                                                                      16,678,646
                                                                     -----------

                                                         Principal       Market
                                                           Amount         Value
Municipal Bonds (continued)
Hospital Revenue Bonds - 18.64%
  Chemung County, New York Industrial
    Development Agency Civic
    Facility Revenue (Arnot Ogden Medical
    Center Construction Project) Series A
    5.00% 11/1/34                                      $ 1,000,000   $ 1,005,800
  Illinois Health Facilities Authority Revenue
    (Elmhurst Memorial Healthcare Project)
    5.625% 1/1/28                                        1,500,000     1,575,540
    (Midwest Physician Group Limited Project)
    5.50% 11/15/19                                          35,000        29,667
  Knox County, Tennessee Health
    Educational & Housing Facilities Board
    Hospital Revenue (East Tennessee
    Hospital Project) Series B 5.75% 7/1/33              1,300,000     1,348,880
  Lebanon County, Pennsylvania Health
    Facilities Authority Revenue
    (Good Samaritan Hospital Project)
    4.50% 11/15/18                                       1,000,000       978,340
  Louisiana Public Facilities Authority Revenue
    (Ochsner Clinic Foundation Project)
    Series B 5.50% 5/15/32                               1,000,000     1,038,350
  Massachusetts State Health & Educational
    Facilities Authority Revenue
    (Jordan Hospital Project) Series E
    6.75% 10/1/33                                        1,000,000     1,038,660
  New Jersey Health Care Facilities Financing
    Authority Revenue (Capital Health System
    Obligation Group Project) Series A
    5.375% 7/1/33                                        1,000,000     1,013,120
  New York State Dormitory Authority Revenue
    (North Shore Long Island
    Jewish Group Project) 5.50% 5/1/33                   1,000,000     1,050,260
    (Winthrop University Hospital Project)
    Series A 5.50% 7/1/32                                1,000,000     1,043,340
  Prince William County, Virginia Industrial
    Development Authority Hospital Revenue
    (Potomac Hospital Project)
    5.20% 10/1/30                                        1,000,000     1,026,690
  Richland County, Ohio Hospital
    Facilities Revenue
    (Medcentral Health System Project)
    Series B 6.375% 11/15/30                             1,500,000     1,613,295
  Saint Joseph County, Indiana Industrial
    Economic Development
    (Madison Center Project) 5.50% 2/15/21               1,150,000     1,162,650
  South Dakota Health & Education Facilities
    Authority Revenue
    (Huron Regional Medical Center Project)
    7.00% 4/1/10                                         1,000,000     1,023,570
  Yavapai County, Arizona Industrial
    Development Authority Hospital Revenue
    (Yavapai Medical Center Project)
    Series A 6.00% 8/1/33                                1,000,000     1,042,700
                                                                     -----------
                                                                      15,990,862
                                                                     -----------

Statements                      Delaware National High-Yield Municipal Bond Fund
  OF NET ASSETS (CONTINUED)

                                                         Principal       Market
                                                           Amount         Value
Municipal Bonds (continued)
Investor Owned Utilities Revenue Bonds - 9.84%
  Brazos, Texas River Authority
    Pollution Revenue
    (TXU Energy Co. Project) Series B
    6.30% 7/1/32 (AMT)                                   $1,000,000   $1,047,910
  Forsyth, Montana Pollution Control Revenue
    (Portland General Project) Series A
    5.20% 5/1/33                                          1,000,000    1,050,460
  Maricopa County, Arizona Pollution Control
    Corporation Pollution Control Revenue
    (El Paso Electric Co. Project) Series A
    6.375% 8/1/15                                         1,250,000    1,313,888
  Midland County, Michigan Economic
    Development Subordinate
    Limited Obligation
    (Midland Congeneration Project)
    Series A 6.875% 7/23/09 (AMT)                         1,950,000    2,043,073
  Mississippi Business Finance Corporation
    Pollution Control Revenue
    (System Energy Resources, Inc. Project)
    5.90% 5/1/22                                            900,000      907,308
  Petersburg, Indiana Pollution Control
    Revenue (Indianapolis Power &
    Light Co. Project) 6.375% 11/2/29 (AMT)               1,000,000    1,064,060
  West Feliciana Parish, Louisiana Pollution
    Control Revenue (Gulf States Utilities
    Co. Project) Series A 7.50% 5/1/15                    1,000,000    1,018,550
                                                                      ----------
                                                                       8,445,249
                                                                      ----------
Miscellaneous Revenue Bonds - 2.02%
  Director State, Nevada Department of
    Business & Industry
    (Las Vegas Monorail Project) 2nd Tier
    7.375% 1/1/40                                           750,000      739,200
  Lowry, Colorado Economic Redevelopment
    Authority Revenue Series A
    (Private Placement) 7.30% 12/1/10                       600,000      635,754
  Westminster, Colorado Shaw Heights
    Special Improvement District Series A
    7.50% 12/1/07                                           350,000      354,036
                                                                      ----------
                                                                       1,728,990
                                                                      ----------
Municipal Lease Revenue Bonds - 3.97%
  Dauphin County, Pennsylvania
    General Authority
    (Riverfront Office & Parking Project)
    Series A 5.75% 1/1/10                                 1,875,000    1,879,406
  Golden State, California Tobacco
    Securitization Corporation Tobacco
    Settlement Revenue Series B
    5.50% 6/1/43                                          1,500,000    1,529,190
                                                                      ----------
                                                                       3,408,596
                                                                      ----------
Political Subdivision General Obligation Bonds - 1.36%
  Illinois State Development Finance
    Authority East St. Louis Debt Restructure
    Revenue 7.375% 11/15/11                               1,100,000    1,168,805
                                                                      ----------
                                                                       1,168,805
                                                                      ----------

                                                         Principal       Market
                                                           Amount         Value
 Municipal Bonds (continued)
*Pre-Refunded Bonds - 9.22%
   Bedford Park, Illinois Tax Increment Revenue
     8.00% 12/1/10-04                                  $ 1,200,000   $ 1,263,240
   Chelsea, Oklahoma Gas Authority
     Revenue Gas Systems
     7.25% 7/1/13-04                                       600,000       624,840
     7.30% 7/1/19-04                                       700,000       729,099
   Illinois Health Facilities Authority Revenue
     (Midwest Physician Group Project)
     8.10% 11/15/14-04                                     815,000       868,554
   Illinois State Development Finance Authority
     (Harrisburg Medical Center Project)
     7.20% 3/1/07-06 to 3/1/08-06                          800,000       855,024
   Mississippi Development Bank
     Special Obligation
     (Madison County Hospital Project)
     6.40% 7/1/29-09                                     1,585,000     1,934,904
   Niles, Illinois Park District Unlimited Tax
     Series A 6.65% 12/1/14-04                             860,000       897,221
   Pocatello, Idaho Development Authority
     Revenue Allocation Tax Increment
     Series B 7.25% 12/1/08-04                              20,000        20,778
   Volusia County, Florida Industrial
     Development Authority Mortgage Revenue
     (Bishops Glen Retirement Health
     Facilities Project) 7.50% 11/1/16-06                  620,000       716,453
                                                                     -----------
                                                                       7,910,113
                                                                     -----------
 Recreational Area Revenue Bonds - 0.93%
   Santa Fe, New Mexico Municipal Recreation
     Complex Net Revenue 5.625% 12/1/23                    800,000       798,032
                                                                     -----------
                                                                         798,032
                                                                     -----------
 School District Revenue Bonds - 2.14%
   California Statewide Community
     Development Authority Revenue
     (Viewpoint School Project)
     5.00% 10/1/28 (ACA)                                   805,000       810,563
   District of Columbia Revenue
     (Friendship Public Charter
     School, Inc. Project)
     5.25% 6/1/33 (ACA)                                  1,000,000     1,025,040
                                                                     -----------
                                                                       1,835,603
                                                                     -----------
 Tax Increment/Special Assessment Bonds - 2.08%
   Beaufort County, South Carolina
     Tax Increment Revenue
     (Blufften Area Redevelopment Project
     5.00% 2/1/28 (RADIAN)                               1,000,000     1,023,760
   Chicago, Illinois Tax Increment Allocation
     (Chatham Ridge Redevelopment Project)
     5.95% 12/15/12                                        750,000       761,460
                                                                     -----------
                                                                       1,785,220
                                                                     -----------
Total Municipal Bonds (cost $80,894,895)                              83,190,445
                                                                     -----------

Statements                      Delaware National High-Yield Municipal Bond Fund
  OF NET ASSETS (CONTINUED)

Total Market Value of Securities - 96.98%
  (cost $80,894,895)                                                $83,190,445
Receivables and Other Assets
  Net of Liabilities - 3.02%                                          2,593,072
                                                                    -----------
Net Assets Applicable to 8,468,968 Shares
  Outstanding - 100.00%                                             $85,783,517
                                                                    ===========

Net Asset Value - Delaware National High-Yield
  Municipal Bond Fund Class A
  ($64,422,550 / 6,364,101 Shares)                                       $10.12
                                                                         ------
Net Asset Value - Delaware National High-Yield
  Municipal Bond Fund Class B
  ($16,276,412 / 1,604,289 Shares)                                       $10.15
                                                                         ------
Net Asset Value - Delaware National High-Yield
  Municipal Bond Fund Class C
  ($5,084,555 / 500,578 Shares)                                          $10.16
                                                                         ------

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $89,640,897
Distributions in excess of net investment income                         (4,104)
Accumulated net realized loss on investments                         (6,148,826)
Net unrealized appreciation of investments                            2,295,550
                                                                    -----------
Total net assets                                                    $85,783,517
                                                                    ===========

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.
+Non-income producing security. Security is currently in default.

Summary of Abbreviations:
ACA - Insured by American Capital Access
AMT - Subject to Alternative Minimum Tax
RADIAN - Insured by Radian Asset Assurance

Net Asset Value and Offering Price per Share -
  Delaware National High-Yield Municipal Bond Fund
Net asset value Class A (A)                                              $10.12
Sales charge (4.50% of offering price, or 4.74% of
  amount invested per share) (B)                                           0.48
                                                                         ------
Offering price                                                           $10.60
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statement                       Delaware National High-Yield Municipal Bond Fund
  OF ASSETS AND LIABILITIES     February 29, 2004 (Unaudited)


Assets:
  Investments at market                                              $83,190,445
  Cash                                                                 3,149,426
  Receivables for securities sold                                      1,235,244
  Subscriptions receivable                                                97,601
  Interest receivable                                                  1,241,146
                                                                     -----------
  Total assets                                                        88,913,862
                                                                     -----------

Liabilities:
  Payable for securities purchased                                     2,939,760
  Liquidations payable                                                    84,266
  Distributions payable                                                   74,042
  Other accounts payable and accrued expenses                             21,256
  Management fee payable                                                  11,021
                                                                     -----------
  Total liabilities                                                    3,130,345
                                                                     -----------

Total Net Assets                                                     $85,783,517
                                                                     ===========

Investments at cost                                                  $80,894,895
                                                                     ===========

See accompanying notes

Statements                        Six Months Ended February 29, 2004 (Unaudited)
  OF OPERATIONS

                                                                 Delaware
                                                             National High-Yield
                                                             Municipal Bond Fund

Investment Income:
  Interest                                                        $2,483,762
                                                                  ----------

Expenses:
  Management fees                                                    228,927
  Distribution expenses-- Class A                                     77,142
  Distribution expenses-- Class B                                     82,015
  Distribution expenses-- Class C                                     25,525
  Dividend disbursing and transfer agent fees and expenses            29,112
  Accounting and administration expenses                              16,200
  Legal and professional fees                                          9,665
  Registration fees                                                   28,700
  Reports and statements to shareholders                               3,704
  Custodian fees                                                       3,701
  Trustees' fees                                                       1,800
  Other                                                                2,596
                                                                  ----------
                                                                     509,087
  Less expenses absorbed or waived                                    (9,737)
  Less waived distribution expenses-- Class A                             --
  Less expenses paid indirectly                                       (2,351)
                                                                  ----------
  Total expenses                                                     496,999
                                                                  ----------
Net Investment Income                                              1,986,763
                                                                  ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on investments                           (111,161)
  Net change in unrealized appreciation/depreciation of
  investments                                                       3,384,57
                                                                  ----------
Net Realized and Unrealized Gain on Investments                    3,273,416
                                                                  ----------

Net Increase in Net Assets Resulting from Operations              $5,260,179
                                                                  ==========

See accompanying notes

Statements                      Delaware National High-Yield Municipal Bond Fund
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                        Delaware National High-Yield
                                                                                            Municipal Bond Fund

                                                                                          Six Months        Year
                                                                                            Ended           Ended
                                                                                            2/29/04        8/31/03
                                                                                         (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                                  $ 1,986,763     $ 4,423,744
  Net realized gain (loss) on investments                                                   (111,161)     (1,654,101)
  Net change in unrealized appreciation/depreciation of investments                        3,384,577        (294,293)
                                                                                         -----------     -----------
  Net increase in net assets resulting from operations                                     5,260,179       2,475,350
                                                                                         -----------     -----------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                                               (1,531,774)     (3,324,824)
    Class B                                                                                 (344,886)       (832,210)
    Class C                                                                                 (107,208)       (274,313)
                                                                                         -----------     -----------
                                                                                          (1,983,868)     (4,431,347)
                                                                                         -----------     -----------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                                5,112,417       5,184,316
    Class B                                                                                  449,678         850,254
    Class C                                                                                  171,055         607,442

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                  741,075       1,665,630
    Class B                                                                                  158,945         379,309
    Class C                                                                                   75,056         164,467
                                                                                         -----------     -----------
                                                                                           6,708,226       8,851,418
                                                                                         -----------     -----------
  Cost of shares repurchased:
    Class A                                                                               (3,695,262)     (9,870,105)
    Class B                                                                               (1,471,890)     (4,329,630)
    Class C                                                                                 (680,157)     (1,734,418)
                                                                                         -----------     -----------
                                                                                          (5,847,309)    (15,934,153)
                                                                                         -----------     -----------
Increase (decrease) in net assets derived from capital share transactions                    860,917      (7,082,735)
                                                                                         -----------     -----------
Net Increase (Decrease) in Net Assets                                                      4,137,228      (9,038,732)

Net Assets:
  Beginning of period                                                                     81,646,289      90,685,021
                                                                                         -----------     -----------
  End of period (including undistributed (distributions in excess of) net investment income of $0 and $0 for Delaware Tax-Free USA Intermediate Fund and
    ($4,104) and ($4,104) for Delaware National High-Yield Municipal Bond Fund)          $85,783,517     $81,646,289
                                                                                         ===========     ===========

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware National High-Yield Municipal Bond Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                              Year
                                                               Ended                                 Ended
                                                             2/29/04(3)   8/31/03     8/31/02(2)    8/31/01     8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $ 9.730      $9.950      $10.240     $ 9.950      $10.340     $10.800

Income (loss) from investment operations:
Net investment income                                           0.246       0.522        0.542       0.556        0.564       0.557
Net realized and unrealized gain (loss) on investments          0.390      (0.219)      (0.290)      0.293       (0.393)     (0.435)
                                                              -------      ------      -------     -------      -------     -------
Total from investment operations                                0.636       0.303        0.252       0.849        0.171       0.122
                                                              -------      ------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.246)     (0.523)      (0.542)     (0.559)      (0.561)     (0.557)
Net realized gain on investments                                   --          --           --          --           --      (0.025)
                                                              -------      ------      -------     -------      -------     -------
Total dividends and distributions                              (0.246)     (0.523)      (0.542)     (0.559)      (0.561)     (0.582)
                                                              -------      ------      -------     -------      -------     -------
Net asset value, end of period                                $10.120      $9.730      $ 9.950     $10.240      $ 9.950     $10.340
                                                              =======      ======      =======     =======      =======     =======

Total return(1)                                                 6.60%       3.13%        2.59%       8.81%        1.85%       1.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $64,423     $59,829      $64,259     $76,018      $78,207     $86,013
Ratio of expenses to average net assets                         1.00%       0.99%        0.96%       0.97%        1.00%       1.00%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.02%       1.05%        1.04%       0.97%        1.21%       1.22%
Ratio of net investment income to average net assets            4.96%       5.30%        5.42%       5.55%        5.71%       5.18%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid
  indirectly                                                    4.94%       5.24%        5.34%       5.55%        5.50%       4.96%
Portfolio turnover                                                63%         64%          53%         49%          61%         33%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware National High-Yield Municipal Bond Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             2/29/04(3)   8/31/03     8/31/02(2)   8/31/01     8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $ 9.760      $9.980      $10.260     $ 9.980      $10.360     $10.820

Income (loss) from investment operations:
Net investment income                                           0.209       0.448        0.467       0.480        0.491       0.476
Net realized and unrealized gain (loss) on investments          0.390      (0.219)      (0.281)      0.284       (0.384)     (0.435)
                                                              -------      ------      -------     -------      -------     -------
Total from investment operations                                0.599       0.229        0.186       0.764        0.107       0.041
                                                              -------      ------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.209)     (0.449)      (0.466)     (0.484)      (0.487)     (0.476)
Net realized gain on investments                                   --          --           --          --           --      (0.025)
                                                              -------      ------      -------     -------      -------     -------
Total dividends and distributions                              (0.209)     (0.449)      (0.466)     (0.484)      (0.487)     (0.501)
                                                              -------      ------      -------     -------      -------     -------
Net asset value, end of period                                $10.150      $9.760      $ 9.980     $10.260      $ 9.980     $10.360
                                                              =======      ======      =======     =======      =======     =======

Total return(1)                                                 6.19%       2.36%        1.91%       7.88%        1.10%       0.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $16,276     $16,499      $20,021     $20,277      $18,374     $21,423
Ratio of expenses to average net assets                         1.75%       1.74%        1.71%       1.72%        1.75%       1.75%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.77%       1.80%        1.79%       1.72%        1.96%       1.97%
Ratio of net investment income to average net assets            4.21%       4.55%        4.67%       4.80%        4.96%       4.43%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid
  indirectly                                                    4.19%       4.49%        4.59%       4.80%        4.75%       4.21%
Portfolio turnover                                                63%         64%          53%         49%          61%         33%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware National High-Yield Municipal Bond Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             2/29/04(3)   8/31/03     8/31/02(2)   8/31/01     8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $ 9.770      $9.990      $10.270     $ 9.990      $10.370     $10.830

Income (loss) from investment operations:
Net investment income                                           0.208       0.448        0.467       0.480        0.492       0.476
Net realized and unrealized gain (loss) on investments          0.390      (0.219)      (0.281)      0.284       (0.386)     (0.435)
                                                              -------      ------      -------     -------      -------     -------
Total from investment operations                                0.598       0.229        0.186       0.764        0.106       0.041
                                                              -------      ------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.208)     (0.449)      (0.466)     (0.484)      (0.486)     (0.476)
Net realized gain on investments                                   --          --           --          --           --      (0.025)
                                                              -------      ------      -------     -------      -------     -------
Total dividends and distributions                              (0.208)     (0.449)      (0.466)     (0.484)      (0.486)     (0.501)
                                                              -------      ------      -------     -------      -------     -------
Net asset value, end of period                                $10.160      $9.770      $ 9.990     $10.270      $ 9.990     $10.370
                                                              =======      ======      =======     =======      =======     =======

Total return(1)                                                 6.18%       2.25%        1.92%       7.98%        1.08%       0.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $5,085      $5,318       $6,405      $7,187       $8,770     $10,267
Ratio of expenses to average net assets                         1.75%       1.74%        1.71%       1.72%        1.75%       1.75%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.77%       1.80%        1.79%       1.72%        1.96%       1.97%
Ratio of net investment income to average net assets            4.21%       4.55%        4.67%       4.80%        4.96%       4.43%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid
  indirectly                                                    4.19%       4.49%        4.59%       4.80%        4.75%       4.21%
Portfolio turnover                                                63%         64%          53%         49%          61%         33%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Notes                          Delaware National High-Yield Municipal Bond Fund
  TO FINANCIAL STATEMENTS      February 29, 2004 (Unaudited)

Delaware Group Tax-Free Fund (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware business trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a "Fund" or, collectively, as the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class B shares of the Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware National High-Yield Municipal Bond Fund, are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the time the shares are held. Class B shares of Delaware Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly." The amount of these expenses for the six months ended February 29, 2004 were as follows:

                                            Delaware National High-Yield
                                                 Municipal Bond Fund
                                            ----------------------------
Commission reimbursements                             $  997
Earnings credits                                       1,354

Notes                           Delaware National High-Yield Municipal Bond Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                            Delaware National High-Yield
                                                 Municipal Bond Fund
                                            ----------------------------
On the first $500 million                             0.550%
On the next $500 million                              0.500%
On the next $1.5 billion                              0.450%
In excess of $2.5 billion                             0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2004 as shown below.

                                            Delaware National High-Yield
                                                 Municipal Bond Fund
                                            ----------------------------
The operating expense limitation
  as a percentage of average daily
  net assets (per annum)                               0.75%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Funds pay Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware National High-Yield Municipal Bond Fund, and 1.00% of the average daily net assets of the Class B and C shares for all Funds. DDLP has contracted to waive distribution fees through August 31, 2004 in order to prevent distribution fees of Class A from exceeding 0.15% of the average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

At February 29, 2004, the Funds had liabilities payable to affiliates as follows:

                                            Delaware National High-Yield
                                                 Municipal Bond Fund
                                            ----------------------------
Investment management fee
  payable to DMC                                     $11,021
Dividend disbursing, transfer agent
  fees, accounting and other
  expenses payable to DSC                              7,719
Other expenses payable to
  DMC and affiliates*                                  1,249

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

Certain internal legal expenses are allocated to the Funds. For the six months ended February 29, 2004, Delaware Tax-Free USA Fund, Delaware Tax-Free USA Insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund had costs of $24,093, $3,238, $3,009, and $4,113, respectively.

For the six months ended February 29, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                          Delaware National High-Yield
                               Municipal Bond Fund
                          ----------------------------
                                     $4,631

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and trustees are paid no compensation by the Funds.

Notes                           Delaware National High-Yield Municipal Bond Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

3. Investments
For the six months ended February 29, 2004, the Funds made purchases and sales of investment securities as follows:

                                            Delaware National High-Yield
                                                 Municipal Bond Fund
                                            ----------------------------
Purchases other than U.S. government
  securities and short-term investments            $26,030,261
Sales other than U.S. government
  securities and short-term investments             27,848,213

At February 29, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2004, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                            Delaware National High-Yield
                                                 Municipal Bond Fund
                                            ----------------------------
Cost of investments                                $80,943,085
                                                   -----------
Aggregate unrealized appreciation                    4,186,201
Aggregate unrealized depreciation                   (1,938,841)
                                                   -----------
Net unrealized appreciation (depreciation)         $ 2,247,360
                                                   ===========
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended February 29, 2004 and the year ended August 31, 2003 was as follows:

                                            Delaware National High-Yield
                                                 Municipal Bond Fund
                                            ----------------------------
Six months ended 2/29/04
------------------------
Tax-exempt income                                   $1,983,868

Year ended 8/31/03
------------------
Tax-exempt income                                   $4,431,347

*Tax information for the six months ended February 29, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2004, the estimated components of net assets on a tax basis were as follows:

                                            Delaware National High-Yield
                                                 Municipal Bond Fund
                                            ----------------------------
Shares of beneficial interest                      $89,640,897
Undistributed tax-exempt income                         (4,104)
Net realized capital gains (losses)
  on investments                                    (1,223,862)
Capital loss carryforwards                          (4,876,774)
Unrealized appreciation of investments               2,247,360
                                                   -----------
Net assets                                         $85,783,517
                                                   ===========

For federal income tax purposes, each Fund had accumulated capital losses as of August 31, 2003, which may be carried forward and applied against future capital gains. Such capital loss carryforwards amounts will expire as follows:

                                            Delaware National High-Yield
Year of Expiration                              Municipal Bond Fund
------------------                          ----------------------------
      2008                                           $  782,666
      2009                                            3,025,716
      2010                                               70,671
      2011                                              997,721
                                                     ----------
      Total                                          $4,876,774
                                                     ==========

Notes                           Delaware National High-Yield Municipal Bond Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares
Transactions in capital shares were as follows:

                                            Delaware National High-Yield
                                                 Municipal Bond Fund
                                            ----------------------------
                                             Six Months        Year
                                                Ended          Ended
                                               2/29/04        8/31/03
Shares sold:
  Class A                                      515,873        526,041
  Class B                                       45,221         86,051
  Class C                                       17,182         61,624

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                       74,522        169,468
  Class B                                       15,951         38,504
  Class C                                        7,524         16,676
                                             ---------     ----------
                                             3,310,112        898,364
                                             ---------     ----------
Shares repurchased:
  Class A                                     (372,299)    (1,005,306)
  Class B                                     (147,937)      (439,234)
  Class C                                      (68,604)      (175,175)
                                             ---------     ----------
                                              (835,862)    (1,619,715)
                                             ---------     ----------
Net increase (decrease)                         87,433       (721,351)
                                             =========     ==========

For the six months ended February 29, 2004 and the year ended August 31, 2003, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets as follows:

                                                                     Six Months Ended                       Year Ended
                                                                         2/29/04                              8/31/03
                                                             ------------------------------       -------------------------------
                                                             Class B     Class A                  Class B     Class A
                                                             shares      shares      Amount       shares      shares       Amount
                                                             ------      ------      ------       ------      ------       ------
Delaware National High-Yield Municipal Bond Fund              972         975        9,691          --           --          --

Notes                           Delaware National High-Yield Municipal Bond Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

6. Line of Credit
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2004 or at any time during the period.

7. Credit and Market Risk
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

Delaware National High-Yield Municipal Bond Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by Standard and Poor's Rating Group and/or Ba or lower by Moody's Investors Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                        Affiliated Officers                      Contact Information
Jude T. Driscoll*                        Joseph H. Hastings                       Investment Manager
Chairman                                 Executive Vice President and             Delaware Management Company
Delaware Investments Family of Funds     Chief Financial Officer                  Philadelphia, PA
Philadelphia, PA                         Delaware Investments Family of Funds
                                         Philadelphia, PA                         International Affiliate
Walter P. Babich                                                                  Delaware International Advisers Ltd.
Board Chairman                           Richelle S. Maestro                      London, England
Citadel Construction Corporation         Senior Vice President,
King of Prussia, PA                      Chief Legal Officer and Secretary        National Distributor
                                         Delaware Investments Family of Funds     Delaware Distributors, L.P.
John H. Durham                           Philadelphia, PA                         Philadelphia, PA
Private Investor
Gwynedd Valley, PA                       Michael P. Bishof                        Shareholder Servicing, Dividend
                                         Senior Vice President and Treasurer      Disbursing and Transfer Agent
John A. Fry*                             Delaware Investments Family of Funds     Delaware Service Company, Inc.
President                                Philadelphia, PA                         2005 Market Street
Franklin & Marshall College                                                       Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                  For Shareholders
Anthony D. Knerr                                                                  800 523-1918
Managing Director
Anthony Knerr & Associates                                                        For Securities Dealers and Financial
New York, NY                                                                      Institutions Representatives Only
                                                                                  800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                             Web site
National Gallery of Art                                                           www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

*Mr. Driscoll and Mr. Fry are not trustees of the Delaware National High-Yield Municipal Bond Fund.

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8622)                                                        Printed in the USA
SA-011 [2/04] IVES 4/04                                                    J9624

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


FIXED INCOME

Semiannual Report FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE ARIZONA FUND
                  DELAWARE TAX-FREE CALIFORNIA FUND


[LOGO]
POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                        1

  Statements of Operations                                        5

  Statements of Changes in Net Assets                             6

  Financial Highlights                                            8

  Notes to Financial Statements                                  14
-------------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statements                                        Delaware Tax-Free Arizona Fund
  OF NET ASSETS                                   February 29, 2004 (Unaudited)

                                                         Principal      Market
                                                          Amount        Value
Municipal Bonds - 97.64%
Airport Revenue Bonds - 6.19%
  Phoenix Civic Improvement Corporation
    Series B
    5.25% 7/1/27 (FGIC)(AMT)                             $1,000,000   $1,053,980
    5.25% 7/1/32 (FGIC)(AMT)                              1,000,000    1,054,480
                                                                      ----------
                                                                       2,108,460
                                                                      ----------
Charter School Revenue Bonds - 8.32%
  Maricopa County Industrial Development
    Authority School District Revenue
    6.75% 7/1/29                                          1,000,000    1,007,800
  Pima County Industrial Development
    Authority (Life School College Project)
    Series A 7.875% 7/1/21                                2,000,000    1,825,900
                                                                      ----------
                                                                       2,833,700
                                                                      ----------
City General Obligation Bonds - 1.55%
  DC Ranch Community Facilities
    5.00% 7/15/27 (AMBAC)                                   500,000      529,025
                                                                      ----------
                                                                         529,025
                                                                      ----------
Convention Center/Auditorium/Hotel Revenue Bonds - 3.08%
  Arizona Tourism & Sports Authority Tax
    Revenue Multipurpose Stadium Facilities
    Series A 5.00% 7/1/31 (MBIA)                          1,000,000    1,049,810
                                                                      ----------
                                                                       1,049,810
                                                                      ----------
Higher Education Revenue Bonds - 19.12%
  Arizona Board of Regents
    (Northern Arizona University)
    5.00% 6/1/34 (FGIC)                                   1,000,000    1,043,650
    5.50% 6/1/34 (FGIC)                                   1,250,000    1,390,649
  Glendale Industrial Development
    Authority (Midwestern University)
    Series A 5.875% 5/15/31                               1,000,000    1,064,870
  Southern Arizona Capital Facilities Finance
    (University of Arizona Project)
    5.10% 9/1/33 (MBIA)                                     850,000      895,679
  Tucson Industrial Development Authority
    (University of Arizona-Marshall
    Foundation) Series A
    5.00% 7/15/27 (AMBAC)                                 1,000,000    1,048,570
  University of Arizona Certificates of
    Participation (University of Arizona
    Projects) Series B
    5.125% 6/1/22 (AMBAC)                                 1,000,000    1,070,930
                                                                      ----------
                                                                       6,514,348
                                                                      ----------
Hospital Revenue Bonds - 12.92%
  Mesa Industrial Development Authority
    (Discovery Health Systems) Series A
    5.625% 1/1/29 (MBIA)                                    750,000      828,398
  Mohave County Industrial Development
    Authority (Chris/Silver Ridge)
    6.375% 11/1/31 (GNMA)                                   185,000      196,524
  Scottsdale Industrial Development
    Authority Hospital Revenue
    (Scottsdale Healthcare) 5.70% 12/1/21                   500,000      539,200
  Winslow Industrial Development Authority
    Hospital Revenue (Winslow Memorial
    Hospital Project) 5.50% 6/1/22                        1,000,000      776,290

                                                          Principal     Market
                                                           Amount       Value
Municipal Bonds (continued)
Hospital Revenue Bonds (continued)
  Yavapai County Industrial Development
    Authority Hospital Revenue
    (Yavapai Regional Medical Center)
    Series A 5.25% 8/1/21 (RADIAN)                       $1,000,000   $1,069,359
  Yuma Industrial Development Authority
    Hospital Revenue (Yuma Regional
    Medical Center) 5.00% 8/1/31 (FSA)                      950,000      990,089
                                                                      ----------
                                                                       4,399,860
                                                                      ----------
Investor Owned Utilities Revenue Bonds - 3.09%
  Maricopa County Pollution Control
    Corporation Pollution Control Revenue
    (El Paso Electric Company Project)
    Series A 6.375% 8/1/15                                1,000,000    1,051,110
                                                                      ----------
                                                                       1,051,110
                                                                      ----------
Miscellaneous Revenue Bonds - 1.78%
  Marana Municipal Property Corporation
    5.00% 7/1/28 (AMBAC)                                    575,000      604,906
                                                                      ----------
                                                                         604,906
                                                                      ----------
Multifamily Housing Revenue Bonds - 5.31%
  Maricopa County Industrial Development
    Authority Multifamily Housing Revenue
    (Sly-Mar Apartments)
    6.10% 4/20/36 (GNMA)(AMT)                               700,000      771,806
  Peoria Casa Del Rio Industrial Development
    Authority Multifamily Housing Revenue
    (Casa Del Rio) 7.30% 2/20/28 (GNMA)                     500,000      524,260
  Pima County Industrial Development
    Authority Multifamily Housing Revenue
    (Sunbriar Apartments Project)
    7.25% 7/1/25 (MBIA)(FHA)                                500,000      514,020
                                                                      ----------
                                                                       1,810,086
                                                                      ----------
Municipal Lease Revenue Bonds - 3.96%
  Maricopa County Industrial Development
    Authority Correctional Facilities
    (Phoenix West Prison)
    5.375% 7/1/22 (ACA)                                     750,000      787,995
  Sedona Partner Certificates of Participation
    Series 1999 5.75% 7/1/16                                500,000      559,935
                                                                      ----------
                                                                       1,347,930
                                                                      ----------
Political Subdivision General Obligation Bonds - 9.28%
  Eagle Mountain Community Facility District
    6.50% 7/1/21                                          1,010,000    1,125,574
  Phoenix Variable Purpose Series B
    5.00% 7/1/27                                          1,935,000    2,035,678
                                                                      ----------
                                                                       3,161,252
                                                                      ----------
Public Power Revenue Bonds - 3.08%
  Salt River Project Arizona Agricultural
    Improvement & Power District Electric
    System Revenue (Salt River Project)
    Series A 5.00% 1/1/31                                 1,000,000    1,049,120
                                                                      ----------
                                                                       1,049,120
                                                                      ----------
Public Utility District Revenue Bonds - 3.09%
  Maricopa County Pollution Control
    (Palo Verde Project) Series A
    5.05% 5/1/29 (AMBAC)                                  1,000,000    1,052,520
                                                                      ----------
                                                                       1,052,520
                                                                      ----------

Statements                                       Delaware Tax-Free Arizona Fund
  OF NET ASSETS (CONTINUED)

                                                          Principal     Market
                                                           Amount       Value
Municipal Bonds (continued)
Single Family Housing Revenue Bonds - 0.60%
  Pima County Industrial Development
    Authority Single Family Mortgage
    Revenue Series A 6.125% 11/1/33
    (GNMA)(FNMA)(FHLMC)(AMT)                           $   190,000   $   204,619
                                                                     -----------
                                                                         204,619
                                                                     -----------
Territorial General Obligation Bonds - 6.91%
  Puerto Rico Commonwealth Public
    Improvement Series A
    5.125% 7/1/31                                        2,000,000     2,081,760
    5.25% 7/1/21                                           250,000       272,018
                                                                     -----------
                                                                       2,353,778
                                                                     -----------
Territorial Revenue Bonds - 8.59%
  Puerto Rico Electric Power Authority
    Power Revenue Series NN
    5.00% 7/1/32 (MBIA)                                  1,000,000     1,062,050
  Puerto Rico Public Buildings Authority
    Guaranteed Government Facilities
    Revenue Series D
    5.25% 7/1/27                                           750,000       800,288
    5.25% 7/1/36                                         1,000,000     1,065,530
                                                                     -----------
                                                                       2,927,868
                                                                     -----------
Water & Sewer Revenue Bonds - 0.77%
  Phoenix Civic Improvement Corporation
    Wastewater Systems Revenue
    5.00% 7/1/26 (FGIC)                                    250,000       262,238
                                                                     -----------
                                                                         262,238
                                                                     -----------
Total Municipal Bonds (cost $31,989,699)                              33,260,630
                                                                     -----------

                                                             Number
                                                           of Shares
Short-Term Investments - 1.41%
  Federated Arizona Municipal Cash Trust                    481,331      481,331
                                                                     -----------
Total Short-Term Investments (cost $481,331)                             481,331
                                                                     -----------

Total Market Value of Securities - 99.05%
  (cost $32,471,030)                                                  33,741,961
Receivables and Other Assets
  Net of Liabilities - 0.95%                                             321,989
                                                                     -----------
Net Assets Applicable to 3,260,368
  Shares Outstanding - 100.00%                                       $34,063,950
                                                                     ===========

Net Asset Value - Delaware Tax-Free Arizona
  Fund Class A ($22,044,470 / 2,110,349 Shares)                           $10.45
                                                                          ------
Net Asset Value - Delaware Tax-Free Arizona
  Fund Class B ($8,229,312 / 788,126 Shares)                              $10.44
                                                                          ------
Net Asset Value - Delaware Tax-Free Arizona
  Fund Class C ($3,790,168 / 361,893 Shares)                              $10.47
                                                                          ------

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $35,396,841
Distributions in excess of net investment income                         (1,681)
Accumulated net realized loss on investments                         (2,602,141)
Net unrealized appreciation of investments                            1,270,931
                                                                    -----------
Total net assets                                                    $34,063,950
                                                                    ===========

Summary of Abbreviations:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company FHA - Insured by the Federal Housing Authority
FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by Fannie Mae
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association MBIA - Insured by the Municipal Bond Insurance Association RADIAN - Insured by Radian Asset Assurance

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free Arizona Fund
Net asset value Class A (A)                                              $10.45
Sales charge (4.50% of offering price,
  or 4.69% of amount invested per share) (B)                               0.49
                                                                         ------
Offering price                                                           $10.94
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                                     Delaware Tax-Free California Fund
  OF NET ASSETS (CONTINUED)                    February 29, 2004 (Unaudited)

                                                        Principal       Market
                                                          Amount        Value
Municipal Bonds - 96.58%
Airport Revenue Bonds - 2.17%
  San Jose Airport Revenue Series A
    5.00% 3/1/31 (FGIC)                                  $1,000,000   $1,039,220
                                                                      ----------
                                                                       1,039,220
                                                                      ----------
Continuing Care/Retirement Revenue Bonds - 8.22%
  Abag Finance Authority of California
    (Nonprofit Corporations-Lincoln Glen
    Manor) 6.10% 2/15/25 (RADIAN)                         2,575,000    2,902,154
  California Health Facilities Financing
    (The Episcopal Home)
    5.30% 2/1/32 (RADIAN)                                 1,000,000    1,041,980
                                                                      ----------
                                                                       3,944,134
                                                                      ----------
Dedicated Tax & Fees Revenue Bonds - 4.21%
  Poway Unified School District
    5.60% 9/1/33                                          1,000,000    1,010,790
  San Bernardino County Special Tax
    Community Facilities 5.90% 9/1/33                     1,000,000    1,009,500
                                                                      ----------
                                                                       2,020,290
                                                                      ----------
Higher Education Revenue Bonds - 10.04%
  California Educational Facilities Authority
    Revenue (Pepperdine University)
    Series A 5.50% 8/1/32                                 1,000,000    1,062,430
  California State University Systemwide
    Revenue Series A 5.25% 11/1/20 (FSA)                  1,000,000    1,119,150
  California Statewide Communities Revenue
    Authority East Campus Apartments LLC
    Series A 5.625% 8/1/34 (ACA)                          1,000,000    1,050,160
  San Diego County Certificates of
    Participation (University of San Diego)
    5.375% 10/1/41                                        1,000,000    1,059,080
  University of California Revenues Series A
    5.00% 5/15/33 (AMBAC)                                   500,000      525,400
                                                                      ----------
                                                                       4,816,220
                                                                      ----------
Hospital Revenue Bonds - 7.10%
  Abag Finance Authority of California
    (Nonprofit Corporations-San Diego
    Hospital Association) Series A
    6.125% 8/15/20                                        1,250,000    1,347,350
  California Health Facilities Financing
    Authority (Adventist Health Systems)
    Series A 5.00% 3/1/33                                 1,000,000    1,005,400
  California Infrastructure & Economic
    Development Bank Revenue (Kaiser
    Hospital Associates I, LLC) Series A
    5.55% 8/1/31                                          1,000,000    1,054,050
                                                                      ----------
                                                                       3,406,800
                                                                      ----------
Miscellaneous Revenue Bonds - 8.59%
  California Statewide Communities
    Development Authority Revenue
    (Bentley School) 6.75% 7/1/32                         1,000,000    1,022,460
  San Diego County Certificates of
    Participation 5.70% 2/1/28                            1,200,000    1,004,508
  San Diego County Certificates of
    Participation (The Burnham Institute)
    6.25% 9/1/29                                          1,000,000    1,047,260
  San Jose Financing Authority Lease
    Revenue (Civic Center Project) Series B
    5.00% 6/1/32 (AMBAC)                                  1,000,000    1,044,710
                                                                      ----------
                                                                       4,118,938
                                                                      ----------

                                                        Principal       Market
                                                          Amount        Value
Municipal Bonds (continued)
Multifamily Housing Revenue Bonds - 8.66%
  California Statewide Communities
    Development Authority Multifamily
    Housing Revenue (Citrus Gardens
    Apartments Project) Series D1
    5.375% 7/1/32                                        $1,000,000   $1,034,830
  California Statewide Communities
    Development Authority Multifamily
    Housing Revenue (Silver Ridge
    Apartments) 5.80% 8/1/33 (AMT)                        1,000,000    1,089,420
  Palm Springs Mobile Home Park Revenue
    (Sahara Mobile Home Park)
    5.75% 5/15/37                                         1,000,000    1,002,350
  Santa Clara County Housing Authority
    (Rivertown Apartments Project)
    Series A 5.85% 8/1/31 (AMT)                           1,000,000    1,026,650
                                                                      ----------
                                                                       4,153,250
                                                                      ----------
Municipal Lease Revenue Bonds - 11.39%
  California Infrastructure & Economic
    Development (Department of Social
    Services Administration Building)
    5.00% 12/1/26 (AMBAC)                                   750,000      788,873
  California State Public Works Board
    (Department of Corrections) Series C
    5.25% 6/1/28                                          1,500,000    1,530,540
  California State Public Works Board Lease
    Revenue 5.00% 12/1/27 (AMBAC)                         1,000,000    1,051,710
  Golden State Tobacco Securitization
    5.50% 6/1/43 (RADIAN)                                 1,000,000    1,060,590
    5.625% 6/1/33                                         1,000,000    1,033,430
                                                                      ----------
                                                                       5,465,143
                                                                      ----------
Parking Revenue Bonds - 2.23%
  San Diego Redevelopment Agency
    6.40% 9/1/25                                          1,000,000    1,071,780
                                                                      ----------
                                                                       1,071,780
                                                                      ----------
Ports & Harbors Revenue Bonds - 2.22%
  Port of Oakland
    5.375% 11/1/27 (FGIC)(AMT)                            1,000,000    1,064,810
                                                                      ----------
                                                                       1,064,810
                                                                      ----------
Public Power Revenue Bonds - 2.23%
  California State Department Water
    Reserve Power Supply Revenue
    Series A 5.375% 5/1/21                                1,000,000    1,067,840
                                                                      ----------
                                                                       1,067,840
                                                                      ----------
School District General Obligation Bonds - 4.40%
  Gilroy Unified School District
    (Malbor Generating State Project)
    5.00% 8/1/27 (FGIC)                                   1,000,000    1,056,540
  San Diego Unified School District
    5.00% 7/1/28 (FSA)                                    1,000,000    1,055,310
                                                                      ----------
                                                                       2,111,850
                                                                      ----------
School District Revenue Bonds - 2.10%
  California Statewide Community
    Development (Viewpoint School Project)
    5.00% 10/1/28 (ACA)                                   1,000,000    1,006,910
                                                                      ----------
                                                                       1,006,910
                                                                      ----------

Statements                                     Delaware Tax-Free California Fund
  OF NET ASSETS (CONTINUED)
                                                        Principal       Market
                                                          Amount        Value
Municipal Bonds (continued)
State General Obligation Bonds - 5.64%
  California State
    5.00% 2/1/33                                      $ 1,000,000   $ 1,000,350
    5.50% 11/1/33                                       1,000,000     1,046,120
  California State Veterans Series B
    5.70% 12/1/32 (AMT)                                   640,000       659,174
                                                                    -----------
                                                                      2,705,644
                                                                    -----------
Tax Increment/Special Assessment Bonds - 8.63%
  Commerce California Joint Powers
    Financing Authority
    (Redevelopment Projects)
    Series A 5.00% 8/1/28 (RADIAN)                      1,000,000     1,021,150
  La Quinta Redevelopment Agency
    Tax Allocation 5.10% 9/1/31 (AMBAC)                 1,000,000     1,057,190
  Lake Elisnore Public Financing Authority
    5.50% 9/1/30                                        1,000,000     1,025,540
  Southern California Logistics Airport
    Authority (Southern California Logistics
    Airport Project) 6.50% 12/1/31                      1,000,000     1,037,460
                                                                    -----------
                                                                      4,141,340
                                                                    -----------
Waste Disposal Revenue Bonds - 4.38%
  Salinas Valley Solid Waste Authority
    Revenue 5.25% 8/1/31 (AMBAC)(AMT)                   2,000,000     2,102,020
                                                                    -----------
                                                                      2,102,020
                                                                    -----------
Water & Sewer Revenue Bonds - 4.37%
  Los Angeles Department of Water & Power
    Waterworks Revenue Series A
    5.00% 7/1/43 (FGIC)                                 1,000,000     1,043,030
Metropolitan Water District Southern
  California Waterworks Revenue
    Authority Series B-1
    5.00% 10/1/36 (FGIC)                                1,000,000     1,052,510
                                                                    -----------
                                                                      2,095,540
                                                                    -----------
Total Municipal Bonds (cost $44,501,204)                             46,331,729
                                                                    -----------

                                                           Number
                                                         of Shares
Short-Term Investments - 4.25%
  Federated California Municipal Trust                   2,039,732    2,039,732
                                                                    -----------
Total Short-Term Investments
  (cost $2,039,732)                                                   2,039,732
                                                                    -----------

Total Market Value of Securities - 100.83%
  (cost $46,540,936)                                                 48,371,461
Liabilities Net of Receivables and
  Other Assets - (0.83%)                                               (399,771)
                                                                    -----------
Net Assets Applicable to 4,250,688
  Shares Outstanding - 100.00%                                      $47,971,690
                                                                    ===========

Net Asset Value - Delaware Tax-Free California Fund
  Class A ($25,020,373 / 2,220,398 Shares)                               $11.27
                                                                         ------
Net Asset Value - Delaware Tax-Free California Fund
  Class B ($16,099,025 / 1,423,030 Shares)                               $11.31
                                                                         ------
Net Asset Value - Delaware Tax-Free California Fund
  Class C ($6,852,292 / 607,260 Shares)                                  $11.28
                                                                         ------

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $46,924,348
Undistributed net investment income                                       1,300
Accumulated net realized loss on investments                           (784,483)
Net unrealized appreciation of investments                            1,830,525
                                                                    -----------
Total net assets                                                    $47,971,690
                                                                    ===========

Summary of Abbreviations:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
RADIAN - Insured by Radian Asset Assurance

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free California Fund
Net asset value Class A (A)                                              $11.27
Sales charge (4.50% of offering price,
  or 4.70% of amount invested per share) (B)                               0.53
                                                                         ------
Offering price                                                           $11.80
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                        Six Months Ended February 29, 2004 (Unaudited)
  OF OPERATIONS

                                                                        Delaware                 Delaware
                                                                        Tax-Free                 Tax-Free
                                                                      Arizona Fund            California Fund
Investment Income:
  Interest                                                             $  907,149               $1,201,922
                                                                       ----------               ----------

Expenses:
  Management fees                                                          95,597                  126,521
  Distribution expenses-- Class A                                          27,981                   29,351
  Distribution expenses-- Class B                                          42,406                   78,935
  Distribution expenses-- Class C                                          19,710                   33,665
  Dividend disbursing and transfer agent fees and expenses                  8,219                   12,090
  Accounting and administration expenses                                    6,775                    8,953
  Legal and professional fees                                               3,745                    4,916
  Reports and statements to shareholders                                    2,835                    2,800
  Registration fees                                                         2,550                      600
  Custodian fees                                                            1,558                    2,842
  Trustees' fees                                                              726                    1,100
  Other                                                                     1,169                    1,481
                                                                       ----------               ----------
                                                                          213,271                  303,254
  Less expenses absorbed or waived                                        (35,745)                (103,083)
  Less expenses paid indirectly                                              (425)                    (693)
                                                                       ----------               ----------
  Total expenses                                                          177,101                  199,478
                                                                       ----------               ----------
Net Investment Income                                                     730,048                1,002,444
                                                                       ----------               ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on investments                              (1,308,535)                 523,333
  Net change in unrealized appreciation/depreciation of investments     2,751,959                1,669,778
                                                                       ----------               ----------
Net Realized and Unrealized Gain on Investments                         1,443,424                2,193,111
                                                                       ----------               ----------

Net Increase in Net Assets Resulting from Operations                   $2,173,472               $3,195,555
                                                                       ==========               ==========

See accompanying notes

Statements
  OF CHANGES IN NET ASSETS

                                                                                               Delaware Tax-Free
                                                                                                  Arizona Fund

                                                                                          Six Months          Year
                                                                                            Ended             Ended
                                                                                           2/29/04           8/31/03
                                                                                         (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                                  $   730,048       $ 1,754,421
  Net realized gain (loss) on investments                                                 (1,308,535)          140,622
  Net change in unrealized appreciation/depreciation of investments                        2,751,959        (2,328,563)
                                                                                         -----------       -----------
  Net increase (decrease) in net assets resulting from operations                          2,173,472          (433,520)
                                                                                         -----------       -----------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                                                 (499,528)       (1,170,970)
    Class B                                                                                 (157,568)         (401,931)
    Class C                                                                                  (72,973)         (181,499)

  Net realized gain on investments:
    Class A                                                                                       --                --
    Class B                                                                                       --                --
    Class C                                                                                       --                --
                                                                                         -----------       -----------
                                                                                            (730,069)      (1,754,400)
                                                                                         -----------       -----------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                                2,252,892         3,550,052
    Class B                                                                                   42,068           833,181
    Class C                                                                                  142,511           573,736

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                  213,060           502,292
    Class B                                                                                   59,555           159,824
    Class C                                                                                   48,005           132,415
                                                                                         -----------       -----------
                                                                                           2,758,091         5,751,500
                                                                                         -----------       -----------
  Cost of shares repurchased:
    Class A                                                                               (3,745,151)       (6,928,421)
    Class B                                                                               (1,187,556)       (2,123,309)
    Class C                                                                                 (985,795)         (579,367)
                                                                                         -----------       -----------
                                                                                          (5,918,502)       (9,631,097)
                                                                                         -----------       -----------
Decrease in net assets derived from capital share transactions                            (3,160,411)       (3,879,597)
                                                                                         -----------       -----------
Net Increase (Decrease) in Net Assets                                                     (1,717,008)       (6,067,517)

Net Assets:
  Beginning of period                                                                     35,780,958        41,848,475
                                                                                         -----------       -----------
  End of period (including undistributed (distributions in excess of) net investment
    income of ($1,681), ($1,660), $7,314 and $7,314, respectively)                       $34,063,950       $35,780,958
                                                                                         ===========       ===========

See accompanying notes

Statements
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                               Delaware Tax-Free
                                                                                                California Fund

                                                                                          Six Months          Year
                                                                                            Ended             Ended
                                                                                           2/29/04           8/31/03
                                                                                         (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                                  $ 1,002,444      $  2,141,192
  Net realized gain on investments                                                           523,333           216,651
  Net change in unrealized appreciation/depreciation of investments                        1,669,778        (1,294,988)
                                                                                         -----------       -----------
  Net increase in net assets resulting from operations                                     3,195,555         1,062,855
                                                                                         -----------       -----------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                                                 (555,468)       (1,198,163)
    Class B                                                                                 (313,034)         (658,337)
    Class C                                                                                 (133,942)         (284,692)

  Net realized gain on investments:
    Class A                                                                                       --                --
    Class B                                                                                       --                --
    Class C                                                                                       --                --
                                                                                         -----------       -----------
                                                                                          (1,002,444)       (2,141,192)
                                                                                         -----------       -----------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                                2,526,739         6,900,365
    Class B                                                                                  470,153         3,123,917
    Class C                                                                                  423,083         2,400,582

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                  204,122           420,231
    Class B                                                                                  116,083           225,516
    Class C                                                                                   81,249           190,408
                                                                                         -----------       -----------
                                                                                           3,821,429        13,261,019
                                                                                         -----------       -----------
  Cost of shares repurchased:
    Class A                                                                                 (998,480)       (8,123,457)
    Class B                                                                               (1,402,242)       (1,891,459)
    Class C                                                                                 (989,201)       (2,745,126)
                                                                                         -----------       -----------
                                                                                          (3,389,923)      (12,760,042)
                                                                                         -----------       -----------
Increase (decrease) in net assets derived from capital share transactions                    431,506           500,977
                                                                                         -----------       -----------
Net Increase (Decrease) in Net Assets                                                      2,624,617          (577,360)

Net Assets:
  Beginning of period                                                                     45,347,073        45,924,433
                                                                                         -----------       -----------
  End of period (including undistributed net investment income of $1,300,
    $1,300, $0 and $0, respectively)                                                     $47,971,690       $45,347,073
                                                                                         ===========       ===========

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Tax-Free Arizona Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             2/29/04(1)   8/31/03     8/31/02(3)   8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $10.010     $10.590      $10.620     $10.250      $10.450     $11.210

Income (loss) from investment operations:
Net investment income                                           0.226       0.491        0.532       0.572        0.555       0.538
Net realized and unrealized gain (loss) on investments          0.440      (0.580)      (0.030)      0.370       (0.200)     (0.645)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.666      (0.089)       0.502       0.942        0.355      (0.107)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.226)     (0.491)      (0.532)     (0.572)      (0.555)     (0.538)
Net realized gain on investments                                   --          --           --          --           --      (0.115)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.226)     (0.491)      (0.532)     (0.572)      (0.555)     (0.653)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $10.450     $10.010      $10.590     $10.620      $10.250     $10.450
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                 6.73%      (0.88%)       4.93%       9.48%        3.68%      (1.09%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $22,045     $22,401      $26,664     $18,809      $13,873     $18,586
Ratio of expenses to average net assets                         0.75%       0.75%        0.75%       0.75%        0.75%       0.60%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.96%       0.99%        0.98%       1.01%        1.06%       1.10%
Ratio of net investment income to average net assets            4.47%       4.73%        5.09%       5.50%        5.53%       4.88%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.26%       4.49%        4.86%       5.24%        5.22%       4.38%
Portfolio turnover                                                37%         70%         111%        108%         115%         68%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Tax-Free Arizona Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             2/29/04(1)   8/31/03     8/31/02(3)   8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $10.010     $10.590      $10.620     $10.240      $10.450     $11.200

Income (loss) from investment operations:
Net investment income                                           0.189       0.413        0.454       0.495        0.481       0.456
Net realized and unrealized gain (loss) on investments          0.430      (0.580)      (0.030)      0.380       (0.210)     (0.635)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.619      (0.167)       0.424       0.875        0.271      (0.179)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.189)     (0.413)      (0.454)     (0.495)      (0.481)     (0.456)
Net realized gain on investments                                   --          --           --          --           --      (0.115)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.189)     (0.413)      (0.454)     (0.495)      (0.481)     (0.571)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $10.440     $10.010      $10.590     $10.620      $10.240     $10.450
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                 6.23%      (1.62%)       4.16%       8.78%        2.82%      (1.74%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $8,229      $8,956      $10,629      $8,681       $4,911      $5,956
Ratio of expenses to average net assets                         1.50%       1.50%        1.50%       1.50%        1.50%       1.35%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.71%       1.74%        1.73%       1.76%        1.81%       1.85%
Ratio of net investment income to average net assets            3.72%       3.98%        4.34%       4.75%        4.78%       4.13%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.51%       3.74%        4.11%       4.49%        4.47%       3.63%
Portfolio turnover                                                37%         70%         111%        108%         115%         68%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Tax-Free Arizona Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             2/29/04(1)   8/31/03     8/31/02(3)   8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $10.040     $10.610      $10.640     $10.270      $10.470     $11.230

Income (loss) from investment operations:
Net investment income                                           0.188       0.413        0.454       0.492        0.478       0.456
Net realized and unrealized gain (loss) on investments          0.430      (0.570)      (0.030)      0.370       (0.200)     (0.645)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.618      (0.157)       0.424       0.862        0.278      (0.189)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.188)     (0.413)      (0.454)     (0.492)      (0.478)     (0.456)
Net realized gain on investments                                   --          --           --          --           --      (0.115)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.188)     (0.413)      (0.454)     (0.492)      (0.478)     (0.571)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $10.470     $10.040      $10.610     $10.640      $10.270     $10.470
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                 6.22%      (1.53%)       4.14%       8.62%        2.88%      (1.82%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $3,790      $4,424       $4,555      $2,632       $1,880      $1,957
Ratio of expenses to average net assets                         1.50%       1.50%        1.50%       1.50%        1.50%       1.35%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.71%       1.74%        1.73%       1.76%        1.81%       1.85%
Ratio of net investment income to average net assets            3.72%       3.98%        4.34%       4.75%        4.78%       4.13%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.51%       3.74%        4.11%       4.49%        4.47%       3.63%
Portfolio turnover                                                37%         70%         111%        108%         115%         68%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Tax-Free California Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             2/29/04(1)   8/31/03     8/31/02(3)   8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $10.750     $11.010      $10.950     $10.430      $10.490     $11.220

Income (loss) from investment operations:
Net investment income                                           0.260       0.537        0.546       0.538        0.547       0.556
Net realized and unrealized gain (loss) on investments          0.520      (0.260)       0.060       0.520       (0.060)     (0.709)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.780       0.277        0.606       1.058        0.487      (0.153)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.260)     (0.537)      (0.546)     (0.538)      (0.547)     (0.554)
Net realized gain on investments                                   --          --           --          --           --      (0.023)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.260)     (0.537)      (0.546)     (0.538)      (0.547)     (0.577)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.270     $10.750      $11.010     $10.950      $10.430     $10.490
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                 7.32%       2.51%        5.77%      10.43%        5.00%      (1.53%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $25,021     $22,169      $23,462     $24,925      $24,794     $24,515
Ratio of expenses to average net assets                         0.50%       0.50%        0.50%       0.50%        0.50%       0.33%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.95%       0.93%        0.97%       0.99%        1.04%       0.97%
Ratio of net investment income to average net assets            4.72%       4.84%        5.05%       5.07%        5.46%       4.95%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.27%       4.41%        4.58%       4.58%        4.92%       4.31%
Portfolio turnover                                                77%         56%          93%        130%          82%        123%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Tax-Free California Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             2/29/04(1)   8/31/03     8/31/02(3)   8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $10.790     $11.050      $10.990     $10.460      $10.520     $11.260

Income (loss) from investment operations:
Net investment income                                           0.218       0.453        0.465       0.459        0.473       0.470
Net realized and unrealized gain (loss) on investments          0.520      (0.260)       0.060       0.530       (0.060)     (0.717)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.738       0.193        0.525       0.989        0.413      (0.247)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.218)     (0.453)      (0.465)     (0.459)      (0.473)     (0.470)
Net realized gain on investments                                   --          --           --          --           --      (0.023)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.218)     (0.453)      (0.465)     (0.459)      (0.473)     (0.493)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.310     $10.790      $11.050     $10.990      $10.460     $10.520
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                 6.90%       1.73%        4.95%       9.58%        4.31%      (2.35%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $16,099     $16,165      $15,105     $14,792      $14,449     $13,676
Ratio of expenses to average net assets                         1.25%       1.25%        1.25%       1.25%        1.25%       1.08%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.70%       1.68%        1.72%       1.74%        1.79%       1.72%
Ratio of net investment income to average net assets            3.97%       4.09%        4.30%       4.32%        4.71%       4.20%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.52%       3.66%        3.83%       3.83%        4.17%       3.56%
Portfolio turnover                                                77%         56%          93%        130%          82%        123%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Tax-Free California Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             2/29/04(1)   8/31/03     8/31/02(3)   8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $10.760     $11.020      $10.970     $10.440      $10.500     $11.230

Income (loss) from investment operations:
Net investment income                                           0.219       0.454        0.465       0.459        0.472       0.470
Net realized and unrealized gain (loss) on investments          0.520      (0.260)       0.050       0.530       (0.060)     (0.707)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.739       0.194        0.515       0.989        0.412      (0.237)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.219)     (0.454)      (0.465)     (0.459)      (0.472)     (0.470)
Net realized gain on investments                                   --          --           --          --           --      (0.023)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.219)     (0.454)      (0.465)     (0.459)      (0.472)     (0.493)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.280     $10.760      $11.020     $10.970      $10.440     $10.500
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                 6.92%       1.74%        4.86%       9.70%        4.22%      (2.26%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $6,852      $7,013       $7,357      $6,227       $4,179      $5,132
Ratio of expenses to average net assets                         1.25%       1.25%        1.25%       1.25%        1.25%       1.08%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.70%       1.68%        1.72%       1.74%        1.79%       1.72%
Ratio of net investment income to average net assets            3.97%       4.09%        4.30%       4.32%        4.71%       4.20%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.52%       3.66%        3.83%       3.83%        4.17%       3.56%
Portfolio turnover                                                77%         56%          93%        130%          82%        123%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Notes                                              February 29, 2004 (Unaudited)
  TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts statutory trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. Voyageur Mutual Funds II (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. These financial statements and related footnotes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund (each a "Fund" and, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of each Fund on the basis of "settled shares" of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the six months ended February 29, 2004 were as follows:

                                         Delaware             Delaware
                                         Tax-Free             Tax-Free
                                       Arizona Fund        California Fund
                                       ------------        ---------------
Commission reimbursements                  $416                 $551
Earnings credits                              9                  142

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                         Delaware             Delaware
                                         Tax-Free             Tax-Free
                                       Arizona Fund        California Fund
                                       ------------        ---------------
On the first $500 million                 0.550%               0.550%
On the next $500 million                  0.500%               0.500%
On the next $1.5 billion                  0.450%               0.450%
In excess of $2.5 billion                 0.425%               0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburses each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses do not exceed specified percentages of average daily net assets of the Funds through October 31, 2004 and until revoked for the Delaware Tax-Free California Fund, as shown below.

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

                                               Delaware             Delaware
                                               Tax-Free             Tax-Free
                                             Arizona Fund        California Fund
                                             ------------        ---------------
Operating expense limitation as a percentage
  of average daily net assets (per annum)        0.50%                0.25%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 29, 2004, each Fund had liabilities payable to affiliates as follows:

                                               Delaware             Delaware
                                               Tax-Free             Tax-Free
                                             Arizona Fund        California Fund
                                             ------------        ---------------
Investment management fees payable to DMC        $3,856              $3,277
Dividend disbursing, transfer agent fees,
  accounting and other expenses
  payable to DSC                                  2,398               3,475
Other expenses payable to DMC and affiliates*       794                 940

*DMC, as a part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain internal legal expenses are allocated to the Funds.
For the six months ended February 29, 2004, the Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, and the Delaware Tax-Free Colorado Fund had costs of $1,715, $8,341, $2,078, $1,849, and $15,274, respectively.

For the six months ended February 29, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                           Delaware             Delaware
                           Tax-Free             Tax-Free
                         Arizona Fund        California Fund
                         ------------        ---------------
                            $1,944               $9,336

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and/or trustees are paid no compensation by the Funds.

3. Investments
For the six months ended February 29, 2004, the Funds made purchases and sales of investment securities as follows:

                                               Delaware             Delaware
                                               Tax-Free             Tax-Free
                                             Arizona Fund        California Fund
                                             ------------        ---------------
Purchases other than U.S. government
  securities and short-term investments      $ 6,280,648           $17,325,956
Sales other than U.S. government securities
  and short-term investments                  10,465,710            17,977,734

At February 29, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2004, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                               Delaware             Delaware
                                               Tax-Free             Tax-Free
                                             Arizona Fund        California Fund
                                             ------------        ---------------
Cost of investments                           $32,471,030          $46,540,936
                                              -----------          -----------
Aggregate unrealized appreciation             $ 1,629,551          $ 2,027,688
Aggregate unrealized depreciation                (358,620)            (197,163)
                                              -----------          -----------
Net unrealized appreciation                   $ 1,270,931          $ 1,830,525
                                              ===========          ===========

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended February 29, 2004 and the year ended August 31, 2003 was as follows:

                                         Delaware Tax-Free
                                           Arizona Fund
                                         -----------------
                                    Six Months          Year
                                      Ended             Ended
                                     2/29/04*          8/31/03

Tax-exempt income                    $730,069         $1,754,400
Long-term capital gain                     --                 --
                                     --------         ----------
Total                                $730,069         $1,754,400
                                     ========         ==========

                                         Delaware Tax-Free
                                      California Insured Fund
                                      -----------------------
                                    Six Months          Year
                                      Ended             Ended
                                     2/29/04*          8/31/03

Tax-exempt income                    $821,799         $1,632,266
Long-term capital gain                 95,866                 --
                                     --------         ----------
Total                                $917,665         $1,632,266
                                     ========         ==========

*Tax information for the period ended February 29, 2004, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2004, the estimated components of net assets on a tax basis was as follows:

                                               Delaware             Delaware
                                               Tax-Free             Tax-Free
                                             Arizona Fund        California Fund
                                             ------------        ---------------
Shares of beneficial interest                 $35,396,841         $46,924,348
Undistributed tax-exempt income                    (1,681)              1,300
Undistributed long-term capital gains                  --             523,333
Net realized capital gain (losses)
  on investments                               (1,308,535)                 --
Capital loss carryforwards                     (1,293,606)         (1,307,816)
Unrealized appreciation of investments          1,270,931           1,830,525
                                              -----------         -----------
Net assets                                    $34,063,950         $47,971,690
                                              ===========         ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                               Delaware             Delaware
                                               Tax-Free             Tax-Free
                                             Arizona Fund        California Fund
                                             ------------        ---------------
2008                                          $  178,280           $  312,850
2009                                           1,115,326              988,927
2011                                                  --                6,039
                                              ----------           ----------
Total                                         $1,293,606           $1,307,816
                                              ==========           ==========

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares
Transactions in capital shares were as follows:

                                                            Delaware Tax-Free
                                                               Arizona Fund
                                                          ----------------------
                                                          Six Months     Year
                                                            Ended        Ended
                                                           2/29/04      8/31/03
Shares sold:
  Class A                                                  222,892      337,393
  Class B                                                    4,112       80,252
  Class C                                                   14,046       54,996

Shares issued upon reinvestments
  of dividends and distributions:
  Class A                                                   20,890       48,516
  Class B                                                    5,844       15,446
  Class C                                                    4,696       12,766
                                                          --------     --------
                                                           272,480      549,369
                                                          --------     --------
Shares repurchased:
  Class A                                                 (371,003)    (666,442)
  Class B                                                 (116,818)    (204,908)
  Class C                                                  (97,632)     (56,113)
                                                          --------     --------
                                                          (585,453)    (927,463)
                                                          --------     --------
Net decrease                                              (312,973)    (378,094)
                                                          ========     ========

                                                            Delaware Tax-Free
                                                             California Fund
                                                          ----------------------
                                                          Six Months     Year
                                                            Ended        Ended
                                                           2/29/04      8/31/03
Shares sold:
  Class A                                                  230,262      621,318
  Class B                                                   42,452      281,164
  Class C                                                   38,027      215,978

Shares issued upon reinvestments
  of dividends and distributions:
  Class A                                                   18,475       38,142
  Class B                                                   10,478       20,392
  Class C                                                    7,353       17,256
                                                          --------   ----------
                                                           347,047    1,194,250
                                                          --------   ----------
Shares repurchased:
  Class A                                                  (91,163)    (728,137)
  Class B                                                 (128,124)    (170,371)
  Class C                                                  (89,803)    (248,969)
                                                          --------   ----------
                                                          (309,090)  (1,147,477)
                                                          --------   ----------
Net increase (decrease)                                     37,957       46,773
                                                          ========   ==========

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares (continued)
For the six months ended February 29, 2004 and the year ended August 31, 2003, the following shares and value were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table below and the Statements of Changes in Net Assets.

                                                  Six Months Ended                        Year Ended
                                                      2/29/04                               8/31/03
                                          -------------------------------      -------------------------------
                                          Class A     Class B                  Class A      Class B
                                          shares      shares      Amount       shares       shares     Amount
Delaware Tax-Free Arizona Fund            58,605      58,558     $597,443       1,366        1,366     $14,383
Delaware Tax-Free California Fund          1,386       1,392       15,425          --           --          --

6. Line of Credit
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2004, or at any time during the period.

7. Credit and Market Risk
The Funds concentrate their investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                         Affiliated Officers                      Contact Information
Walter P. Babich                          Jude T. Driscoll                         Investment Manager
Board Chairman                            Chairman                                 Delaware Management Company
Citadel Construction Corporation          Delaware Investments Family of Funds     Philadelphia, PA
King of Prussia, PA                       Philadelphia, PA
                                                                                   International Affiliate
John H. Durham                            Joseph H. Hastings                       Delaware International Advisers Ltd.
Private Investor                          Executive Vice President and             London, England
Gwynedd Valley, PA                        Chief Financial Officer
                                          Delaware Investments Family of Funds     National Distributor
Anthony D. Knerr                          Philadelphia, PA                         Delaware Distributors, L.P.
Managing Director                                                                  Philadelphia, PA
Anthony Knerr & Associates                Richelle S. Maestro
New York, NY                              Senior Vice President,                   Shareholder Servicing, Dividend
                                          Chief Legal Officer and Secretary        Disbursing and Transfer Agent
Ann R. Leven                              Delaware Investments Family of Funds     Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer     Philadelphia, PA                         2005 Market Street
National Gallery of Art                                                            Philadelphia, PA 19103-7094
Washington, DC                            Michael P. Bishof
                                          Senior Vice President and Treasurer      For Shareholders
Thomas F. Madison                         Delaware Investments Family of Funds     800 523-1918
President and Chief Executive Officer     Philadelphia, PA
MLM Partners, Inc.                                                                 For Securities Dealers and Financial
Minneapolis, MN                                                                    Institutions Representatives Only
                                                                                   800 362-7500
Janet L. Yeomans
Vice President/Mergers & Acquisitions                                              Web site
3M Corporation                                                                     www.delawareinvestments.com
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Funds' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Funds' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8620)                                                        Printed in the USA
SA-WEST [2/04] IVES 4/04                                                   J9612

                                          DELAWARE
                                          INVESTMENTS(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


FIXED INCOME








Semiannual Report   FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                    DELAWARE TAX-FREE IDAHO FUND
















[LOGO]

POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                        1

  Statements of Operations                                        4

  Statements of Changes in Net Assets                             5

  Financial Highlights                                            6

  Notes to Financial Statements                                  20
-------------------------------------------------------------------










































Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statements                                         Delaware Tax-Free Idaho Fund
  OF NET ASSETS                                    February 29, 2004 (Unaudited)

                                                        Principal     Market
                                                          Amount       Value
Municipal Bonds - 98.76%
Continuing Care/Retirement Revenue Bonds - 3.38%
  Idaho Health Facilities Authority Revenue
    Refunding (Valley Vista Care Project)
    Series A 7.875% 11/15/22                           $3,000,000  $ 2,993,610
                                                                   -----------
                                                                     2,993,610
                                                                   -----------

Corporate-Backed Revenue Bonds - 7.05%
  Meridan Economic Development
    Corporation Revenue Refunding
    Industrial Development
    (Hi-Micro Project) 5.85% 8/15/11 (AMT)              1,250,000    1,314,138
  Nez Perce County Pollution Control
    Revenue Refunding
    (Potlatch Corp. Project) 6.00% 10/1/24              2,535,000    2,471,118
  Power County Pollution Control Revenue
    Refunding (FMC Corporation Project)
    5.625% 10/1/14                                      2,475,000    2,461,214
                                                                   -----------
                                                                     6,246,470
                                                                   -----------
Escrowed to Maturity Bonds - 2.20%
  Puerto Rico Commonwealth Infrastructure
    Financing Authority Special Series A
    5.375% 10/1/24                                      1,750,000    1,953,945
                                                                   -----------
                                                                     1,953,945
                                                                   -----------
Higher Education Revenue Bonds - 14.41%
  Boise State University Revenue
    5.00% 4/1/17 (AMBAC)                                  500,000      554,890
    5.00% 4/1/18 (FGIC)                                 1,645,000    1,837,679
    5.125% 4/1/31 (FGIC)                                1,000,000    1,057,820
  Idaho State University Revenue
    Improvement Refunding
    5.00% 4/1/20 (FSA)                                  1,130,000    1,221,214
    5.00% 4/1/23 (FSA)                                  3,115,000    3,302,866
  North Idaho College Dormitory Housing
    Certificate of Participation
    6.45% 10/1/16                                       1,000,000    1,049,220
  University of Idaho University Revenue
    Student Fee (Housing Improvements
    Project) 5.25% 4/1/31 (FGIC)                        2,195,000    2,326,063
  University of Idaho University Revenue
    Student Fee (Telecommunications)
    5.85% 4/1/11 (FSA)                                  1,300,000    1,424,488
                                                                   -----------
                                                                    12,774,240
                                                                   -----------
Hospital Revenue Bonds - 5.82%
  Idaho Health Facilities Authority
    Hospital Revenue
    (Bannock Regional Medical
    Center Project)
    6.375% 5/1/17                                       1,445,000    1,529,677
    (Bingham Memorial Hospital Project)
    6.00% 3/1/29                                        1,000,000      983,090
    (Idaho Elks Rehabilitation
    Hospital Project)
    5.30% 7/15/18                                         625,000      634,350
    5.45% 7/15/23                                       2,000,000    2,009,700
                                                                   -----------
                                                                     5,156,817
                                                                   -----------
Miscellaneous Revenue Bonds - 0.62%
  Boise City Revenue Refunding Series A
    5.375% 12/1/31 (MBIA)                                 500,000      546,950
                                                                   -----------
                                                                       546,950
                                                                   -----------

                                                        Principal     Market
                                                          Amount       Value
Municipal Bonds (continued)
Multi Family Housing Revenue Bonds - 1.13%
  Idaho State Housing Agency Housing Revenue
    (Park Place Project) Series A
    6.50% 12/1/36 (AMT)                                $  970,000  $ 1,003,775
                                                                   -----------
                                                                     1,003,775
                                                                   -----------
Municipal Lease Revenue Bonds - 9.78%
  Blaine School District #61 Certificate of
    Participation 5.00% 7/30/10 (AMBAC)                 1,000,000    1,140,320
  Boise City Certificate of Participation
    5.375% 9/1/20 (FGIC) (AMT)                          2,100,000    2,237,318
  Idaho State Building Authority
    Building Revenue
    Series A 5.00% 9/1/21 (MBIA)                        1,150,000    1,228,775
    Series A 5.00% 9/1/33 (XLCA)                        1,500,000    1,571,475
    Series A 5.00% 9/1/43 (XLCA)                        1,630,000    1,694,972
    Series B 5.00% 9/1/21 (MBIA)                          750,000      796,493
                                                                   -----------
                                                                     8,669,353
                                                                   -----------
Political Subdivision General
Obligation Bonds - 2.59%
  Lemhi County 5.20% 8/1/27 (FSA)                       2,145,000    2,294,528
                                                                   -----------
                                                                     2,294,528
                                                                   -----------
*Pre-Refunded Bonds - 5.51%
   Ada & Canyon Counties Joint School
     District #2 Meridian 5.60% 7/30/12-05              1,125,000    1,207,879
   Ammon, Idaho Urban Renewal Agency
     Revenue Sub Lien Tax Increment
     Series B 6.25% 8/1/18-06                             445,000      497,332
   Ammon Urban Renewal Agency Revenue
     Tax Increment 5.875% 8/1/17-04                       350,000      364,385
   Boise City Independent School District
     5.50% 7/30/16-05                                     400,000      432,844
   Idaho Health Facilities Authority Revenue
     (Bonner General Hospital Project)
     6.50% 10/1/28-07                                   1,500,000    1,772,130
   Pocatello Development Authority Revenue
     Allocation Tax Increment Series B
     7.25% 12/1/08-04                                     135,000      140,250
   Puerto Rico Public Buildings Authority
     Guaranteed Public Education & Health
     Facilities Series M 5.50% 7/1/21-03                  445,000      470,961
                                                                   -----------
                                                                     4,885,781
                                                                   -----------
School District General Obligation Bonds - 9.65%
  Ada & Canyon Counties Joint School
    District #2 Meridan
    5.00% 7/30/20                                       2,155,000    2,327,788
    5.125% 7/30/19                                      1,005,000    1,105,229
    5.50% 7/30/16                                       1,305,000    1,574,182
  Canyon County School District #132
    5.00% 7/30/15 (FGIC)                                2,000,000    2,279,460
  Power & Cassia Counties Joint School
    District #381 (American Falls Project)
    5.00% 8/1/17                                        1,155,000    1,269,333
                                                                   -----------
                                                                     8,555,992
                                                                   -----------

Statements                                          Delaware Tax-Free Idaho Fund
  OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                          Amount        Value
Municipal Bonds (continued)
Single Family Housing Revenue Bonds - 8.44%
  Idaho Housing & Finance Association
    Single Family Mortgage
    Series A Class I 5.55% 1/1/33 (AMT)               $  750,000   $   791,175
    Series A Class III 4.75% 7/1/24 (AMT)              1,000,000     1,000,000
    Series A-2 Class I 5.20% 1/1/34 (AMT)                500,000       520,460
    Series B Class I 5.00% 7/1/34 (AMT)                1,000,000     1,029,470
    Series C Class I 5.55% 1/1/33 (AMT)                  750,000       791,175
    Series D Class III 5.45% 7/1/23 (AMT)              1,500,000     1,575,615
    Series E Class I 5.35% 1/1/33 (AMT)                  250,000       261,410
    5.45% 1/1/31 (AMT)                                   130,000       136,531
  Idaho State Housing Agency Single
    Family Mortgage
    Series A 6.05% 7/1/13 (AMBAC) (AMT)                  125,000       126,653
    Series A 6.10% 7/1/16 (AMT)                          165,000       172,724
    Series A-1 6.85% 7/1/12                               25,000        25,230
    Series B 6.45% 7/1/15 (AMT)                           70,000        72,426
    Series C-2 6.35% 7/1/15 (AMT)                         95,000        98,263
    Series E 6.35% 7/1/15 (AMT)                          155,000       161,733
    Series E-1 6.60% 7/1/11                               30,000        30,428
    Series G-2 6.15% 7/1/15 (AMT)                        660,000       685,760
                                                                   -----------
                                                                     7,479,053
                                                                   -----------
Tax Increment/Special Assessment Bonds - 6.28%
  Boise Urban Renewal Agency Parking
    Revenue Refunding Tax Increment
    Series A 6.125% 9/1/15                             2,370,000     2,513,339
    Series B 6.125% 9/1/15                             1,930,000     2,046,726
  Bonner County, Idaho Local Improvement
    District #93-1
    6.20% 4/30/05                                        150,000       151,875
    6.35% 4/30/06                                        185,000       187,242
    6.40% 4/30/07                                        195,000       197,237
    6.50% 4/30/08                                        110,000       111,200
    6.50% 4/30/10                                        100,000       100,959
  Coeur D' Alene Local Improvement District #6
    Series 1995 6.00% 7/1/09                              85,000        85,836
    Series 1996 6.05% 7/1/10                              90,000        90,815
    Series 1997 6.10% 7/1/12                              40,000        40,304
    Series 1998 6.10% 7/1/14                              45,000        45,310
                                                                   -----------
                                                                     5,570,843
                                                                   -----------
Territorial General Obligation Bonds - 3.52%
  Puerto Rico Commonwealth Refunding
    Public Improvement Series A
    5.125% 7/1/31                                      3,000,000     3,122,640
                                                                   -----------
                                                                     3,122,640
                                                                   -----------
Territorial Revenue Bonds - 15.19%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Highway
    Revenue
    Series D 5.25% 7/1/38                              1,000,000     1,063,580
    Series G 5.00% 7/1/33                              4,000,000     4,149,441
    Series W 5.50% 7/1/15                                175,000       203,341
    Series Y 5.00% 7/1/36                              2,000,000     2,091,300
 +Puerto Rico Electric Power Authority
    Revenue Inverse Floater ROLs
    7.89% 7/1/19 (FSA)                                 3,100,000     3,322,921
  Puerto Rico Electric Power Authority
    Revenue
    Series II 5.25% 7/1/31                             1,000,000     1,062,520
    Series NN 5.125% 7/1/29                              500,000       525,740

                                                        Principal      Market
                                                          Amount        Value

Municipal Bonds (continued)
Territorial Revenue Bonds (continued)
  Puerto Rico Public Finance Corporation
    Commonwealth Appropriated Series A
    5.00% 8/1/31 (MBIA)                               $1,000,000   $ 1,051,540
                                                                   -----------
                                                                    13,470,383
                                                                   -----------
Variable Rate Demand Notes - 0.28%
**Idaho Health Facilities Authority Revenue
    (Pooled Financing Program)
    0.95% 10/1/10 (LOC U.S. Bank of Idaho)               250,000       250,000
                                                                   -----------
                                                                       250,000
                                                                   -----------
Water & Sewer Revenue Bonds - 2.91%
  Chubbuck Water Revenue Certificate
    of Participation
    6.35% 4/1/08                                         125,000       129,553
    6.40% 4/1/10                                         135,000       138,943
  Moscow Sewer Revenue
    5.00% 11/1/22 (FSA)                                2,175,000     2,314,156
                                                                   -----------
                                                                     2,582,652
                                                                   -----------
Total Municipal Bonds (cost $82,661,820)                            87,557,032
                                                                   -----------
                                                       Number of
                                                         Shares
Short-Term Investments - 0.19%
  Dreyfus Tax-Exempt Cash Management Fund                169,499       169,499
                                                                   -----------
Total Short-Term Investments (cost $169,499)                           169,499
                                                                   -----------

Total Market Value of Securities - 98.95%
  (cost $82,831,319)                                                87,726,531
Receivables and Other Assets
  Net of Liabilities - 1.05%                                           931,363
                                                                   -----------
Net Assets Applicable to 7,587,708 Shares
  Outstanding - 100.00%                                            $88,657,894
                                                                   ===========

Net Asset Value - Delaware Tax-Free Idaho Fund
  Class A ($54,497,975 / 4,662,855 Shares)                              $11.69
                                                                        ------
Net Asset Value - Delaware Tax-Free Idaho Fund
  Class B ($15,063,312 / 1,290,324 Shares)                              $11.67
                                                                        ------
Net Asset Value - Delaware Tax-Free Idaho Fund
  Class C ($19,096,607 / 1,634,529 Shares)                              $11.68
                                                                        ------

Statements                                        Delaware Tax-Free Idaho Fund
  OF NET ASSETS (CONTINUED)

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                               $84,621,029
Distributions in excess of net investment income                       (11,296)
Accumulated net realized loss on investments                          (847,051)
Net unrealized appreciation of investments                           4,895,212
                                                                   -----------
Total net assets                                                   $88,657,894
                                                                   ===========

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**Variable rate notes - the interest rate shown is the rate as of February 29, 2004.

 +An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 29, 2004.

Summary of Abbreviations:
AMBAC -- Insured by the AMBAC Assurance Corporation
AMT -- Subject to Alternative Minimum Tax
FGIC -- Insured by the Financial Guaranty Insurance Company
FSA -- Insured by Financial Security Assurance
LOC -- Letter of Credit
MBIA -- Insured by the Municipal Bond Insurance Association
ROLs -- Residual Options Long
XLCA -- Insured by XL Capital Assurance

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free Idaho Fund
Net asset value Class A (A)                                             $11.69
Sales charge (4.50% of offering price, or 4.70%
  of amount invested per share) (B)                                       0.55
                                                                        ------
Offering price                                                          $12.24
                                                                        ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B)  See current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                        Six Months Ended February 29, 2004 (Unaudited)
  OF OPERATIONS

                                                               Delaware
                                                               Tax-Free
                                                                Idaho
                                                                Fund
Investment Income:
  Interest                                                    $2,236,252
                                                              ----------

Expenses:
  Management fees                                                239,007
  Distribution expenses -- Class A                                66,281
  Distribution expenses -- Class B                                80,069
  Distribution expenses -- Class C                                89,211
  Dividend disbursing and transfer agent fees and expenses        27,836
  Accounting and administration expenses                          16,913
  Legal and professional fees                                     14,469
  Registration fees                                               13,800
  Reports and statements to shareholders                           3,720
  Custodian fees                                                   2,136
  Trustees' fees                                                   1,508
  Other                                                            1,796
                                                              ----------
                                                                 556,746
  Less expenses absorbed or waived                                    --
  Less expenses paid indirectly                                   (1,044)
                                                              ----------
  Total expenses                                                 555,702
                                                              ----------
Net Investment Income                                          1,680,550
                                                              ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on investments                        (45,294)
  Net change in unrealized appreciation/depreciation
    of investments                                             4,223,174
                                                              ----------
Net Realized and Unrealized Gain on Investments                4,177,880
                                                              ----------

Net Increase in Net Assets Resulting from Operations          $5,858,430
                                                              ==========

See accompanying notes

Statements
  OF CHANGES IN NET ASSETS

                                                             Delaware Tax-Free
                                                                Idaho Fund
                                                         Six Months         Year
                                                           Ended           Ended
                                                          2/29/04         8/31/03
                                                        (Unaudited)

Increase (Decrease) in Net Assets from Operations:
  Net investment income                                $  1,680,550    $  3,302,370
  Net realized gain (loss) on investments                   (45,294)        355,852
  Net change in unrealized
    appreciation/depreciation of investments              4,223,174      (1,839,181)
                                                       ------------    ------------
Net increase in net assets resulting from operations      5,858,430       1,819,041
                                                       ------------    ------------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                              (1,102,894)     (2,218,414)
    Class B                                                (273,774)       (582,004)
    Class C                                                (304,135)       (495,347)
                                                       ------------    ------------
                                                         (1,680,803)     (3,295,765)
                                                       ------------    ------------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                               5,303,306      16,371,596
    Class B                                                 483,287       3,331,668
    Class C                                               3,700,363       8,793,031
  Net asset value of shares issued upon reinvestment
    of dividends and distributions:
    Class A                                                 719,580       1,505,826
    Class B                                                 160,546         345,692
    Class C                                                 186,615         296,266
                                                       ------------    ------------
                                                         10,553,697      30,644,079
                                                       ------------    ------------
  Cost of shares repurchased:
    Class A                                              (5,759,053)    (10,420,017)
    Class B                                              (3,157,175)     (1,409,479)
    Class C                                              (1,935,551)     (2,304,901)
                                                       ------------    ------------
                                                        (10,851,779)    (14,134,397)
                                                       ------------    ------------
Increase (decrease) in net assets derived from
  capital share transactions                               (298,082)     16,509,682
                                                       ------------    ------------
Net Increase (Decrease) in Net Assets                     3,879,545      15,032,958

Net Assets:
  Beginning of period                                    84,778,349      69,745,391
                                                       ------------    ------------
  End of period(1)                                     $ 88,657,894    $ 84,778,349
                                                       ============    ============

  (1)Including distributions in excess of
     net investment income                             $    (11,296)   $    (11,301)
                                                       ============    ============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Tax-Free Idaho Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/29/04(2)   8/31/03    8/31/02(1)    8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $11.140     $11.320      $11.260     $10.730      $10.940     $11.560

Income (loss) from investment operations:
Net investment income                                           0.237       0.497        0.522       0.541        0.541       0.517
Net realized and unrealized gain (loss) on investments          0.550      (0.181)       0.059       0.530       (0.210)     (0.620)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.787       0.316        0.581       1.071        0.331      (0.103)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.237)     (0.496)      (0.521)     (0.541)      (0.541)     (0.517)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.237)     (0.496)      (0.521)     (0.541)      (0.541)     (0.517)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.690     $11.140      $11.320     $11.260      $10.730     $10.940
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 7.12%       2.81%        5.36%      10.24%        3.25%      (0.99%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $54,498     $51,682      $45,108     $38,228      $34,674     $44,299
Ratio of expenses to average net assets                         0.99%       0.93%        1.00%       1.00%        1.00%       1.00%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               0.99%       1.00%        1.03%       1.03%        1.09%       1.04%
Ratio of net investment income to average net assets            4.16%       4.36%        4.69%       4.94%        5.13%       4.52%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses
  paid indirectly                                               4.16%       4.29%        4.66%       4.91%        5.04%       4.48%
Portfolio turnover                                                11%         18%          11%         14%          10%          2%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Tax-Free Idaho Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/29/04(2)   8/31/03    8/31/02(1)    8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $11.130     $11.310      $11.250     $10.720      $10.920     $11.550

Income (loss) from investment operations:
Net investment income                                           0.194       0.412        0.439       0.460        0.462       0.432
Net realized and unrealized gain (loss) on investments          0.540      (0.181)       0.059       0.530       (0.200)     (0.630)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.734       0.231        0.498       0.990        0.262      (0.198)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.194)     (0.411)      (0.438)     (0.460)      (0.462)     (0.432)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.194)     (0.411)      (0.438)     (0.460)      (0.462)     (0.432)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.670     $11.130      $11.310     $11.250      $10.720     $10.920
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 6.64%       2.05%        4.58%       9.43%        2.58%      (1.82%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $15,063     $16,801      $14,809     $12,366      $10,320     $10,199
Ratio of expenses to average net assets                         1.74%       1.68%        1.75%       1.75%        1.75%       1.75%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.74%       1.75%        1.78%       1.78%        1.84%       1.79%
Ratio of net investment income to average net assets            3.41%       3.61%        3.94%       4.19%        4.38%       3.77%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses
  paid indirectly                                               3.41%       3.54%        3.91%       4.16%        4.29%       3.73%
Portfolio turnover                                                11%         18%          11%         14%          10%          2%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free Idaho Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            2/29/04(2)    8/31/03    8/31/02(1)    8/31/01      8/31/00     8/31/99
                                                           (Unaudited)
Net asset value, beginning of period                          $11.130     $11.310      $11.250     $10.720      $10.920     $11.550

Income (loss) from investment operations:
Net investment income                                           0.194       0.413        0.439       0.460        0.462       0.432
Net realized and unrealized gain (loss) on investments          0.550      (0.181)       0.059       0.530       (0.200)     (0.630)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.744       0.232        0.498       0.990        0.262      (0.198)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.194)     (0.412)      (0.438)     (0.460)      (0.462)     (0.432)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.194)     (0.412)      (0.438)     (0.460)      (0.462)     (0.432)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.680     $11.130      $11.310     $11.250      $10.720     $10.920
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 6.72%       2.05%        4.57%       9.43%        2.58%      (1.82%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $19,097     $16,296       $9,829      $4,931       $3,621      $3,411
Ratio of expenses to average net assets                         1.74%       1.68%        1.75%       1.75%        1.75%       1.75%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.74%       1.75%        1.78%       1.78%        1.84%       1.79%
Ratio of net investment income to average net assets            3.41%       3.61%        3.94%       4.19%        4.38%       3.77%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses
  paid indirectly                                               3.41%       3.54%        3.91%       4.16%        4.29%       3.73%
Portfolio turnover                                                11%         18%          11%         14%          10%          2%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                              February 29, 2004 (Unaudited)
  TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts business trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to the Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund (the "Fund" or collectively as the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly." The amount of these expenses for the six months ended February 29, 2004 were as follows:

                                                     Delaware Tax-Free
                                                        Idaho Fund
                                                     -----------------
Commission reimbursements                                  $1,042
Earnings credits                                                2

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                     Delaware Tax-Free
                                                        Idaho Fund
                                                     -----------------
On the first $500 million                                  0.55%
On the next $500 million                                   0.50%
On the next $1.5 billion                                   0.45%
In excess of $2.5 billion                                 0.425%

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2004, as shown below.
                                                     Delaware Tax-Free
                                                        Idaho Fund
                                                     -----------------
The operating expense limitation as a percentage
  of average daily net assets (per annum)                   0.75%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 29, 2004, each Fund had liabilities payable to affiliates as follows:
                                                     Delaware Tax-Free
                                                        Idaho Fund
                                                     -----------------
Investment management fee payable to DMC                   $8,754
Dividend disbursing, transfer agent fees, accounting
  and other expenses payable to DSC                         7,439
Other expenses payable to DMC and affiliates*               1,472

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

Certain internal legal expenses are allocated to the Funds. For the six months ended February 29, 2004, the Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund and the Delaware Tax-Free Oregon Insured Fund had costs of $3,870, $2,403 and $2,004, respectively.

For the six months ended February 29,2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:
                                                     Delaware Tax-Free
                                                        Idaho Fund
                                                     -----------------
                                                          $19,666

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the six months ended February 29, 2004, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                     Delaware Tax-Free
                                                        Idaho Fund
                                                     -----------------
Purchases                                               $6,097,393
Sales                                                    4,683,890

At February 29, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2004, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                     Delaware Tax-Free
                                                        Idaho Fund
                                                     -----------------
Cost of investments                                    $82,814,542
                                                       -----------
Aggregate unrealized appreciation                       $4,985,779
Aggregate unrealized depreciation                          (73,790)
                                                       -----------
Net unrealized appreciation                             $4,911,989
                                                       -----------

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended February 29, 2004 and year ended August 31, 2003 was as follows:
                                                        Delaware Tax-Free
                                                           Idaho Fund
                                                    -------------------------
                                                    Six Months        Year
                                                       Ended         Ended
                                                      2/29/04       8/31/03
                                                    ----------     ----------
Tax-exempt income                                   $1,680,803     $3,295,765

*Tax information for the six months ended February 29, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2004, the estimated components of net assets on a tax basis were as follows:

                                                     Delaware Tax-Free
                                                        Idaho Fund
                                                     -----------------
Shares of beneficial interest                          $84,621,029
Distributions in excess of tax-exempt income               (11,296)
Capital loss carryforwards                                (824,510)
Net realized capital gains (losses) on investments         (39,318)
Net unrealized appreciation of investments               4,911,989
                                                       -----------
Net assets                                             $88,657,894
                                                       ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforward amounts will expire as follows:

                                                     Delaware Tax-Free
Year of expiration                                     Idaho Fund
------------------                                   -----------------
      2004                                               $     --
      2008                                                     --
      2009                                                657,561
      2010                                                166,949
                                                         --------
      Total                                              $824,510
                                                         ========

5. Capital Shares
Transactions in capital shares were as follows:

                                                        Delaware Tax-Free
                                                           Idaho Fund
                                                    -------------------------
                                                    Six Months        Year
                                                       Ended         Ended
                                                      2/29/04       8/31/03
                                                    ----------     ----------
Shares sold:
  Class A                                              465,250      1,441,194
  Class B                                               42,370        293,778
  Class C                                              323,943        773,442

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                               62,771        132,956
  Class B                                               14,026         30,561
  Class C                                               16,281         26,162
                                                      --------     ----------
                                                       924,641      2,698,093
                                                      --------     ----------

Shares repurchased:
  Class A                                             (505,012)      (919,781)
  Class B                                             (276,057)      (124,210)
  Class C                                             (169,299)      (204,972)
                                                      --------     ----------
                                                      (950,368)    (1,248,963)
                                                      --------     ----------
Net increase (decrease)                                (25,727)     1,449,130
                                                      ========     ==========

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares (continued)
For the six months ended February 29, 2004 and the year ended August 31, 2003, the following shares and value were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                           Six Months Ended                                  Year Ended
                                               2/29/04                                         8/31/03
                              Class B Shares   Class A Shares     Value         Class B Shares   Class A Shares     Value
                              --------------   --------------   --------        --------------   --------------   --------
Delaware Tax-Free Idaho Fund       45,595          45,546       $517,100             8,678            8,671       $100,845

6. Line of Credit
Each Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2004 or at any time during the period.

7. Credit And Market Risks
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

DELAWARE
INVESTMENTS(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                             Affiliated Officers                           Contact Information
Walter P. Babich                              Jude T. Driscoll                              Investment Manager
Board Chairman                                Chairman                                      Delaware Management Company
Citadel Construction Corporation              Delaware Investments Family of Funds          Philadelphia, PA
King of Prussia, PA                           Philadelphia, PA
                                                                                            International Affiliate
John H. Durham                                Joseph H. Hastings                            Delaware International Advisers Ltd.
Private Investor                              Executive Vice President and                  London, England
Gwynedd Valley, PA                            Chief Financial Officer
                                              Delaware Investments Family of Funds          National Distributor
Anthony D. Knerr                              Philadelphia, PA                              Delaware Distributors, L.P.
Managing Director                                                                           Philadelphia, PA
Anthony Knerr & Associates                    Richelle S. Maestro
New York, NY                                  Senior Vice President,                        Shareholder Servicing, Dividend
                                              Chief Legal Officer and Secretary             Disbursing and Transfer Agent
Ann R. Leven                                  Delaware Investments Family of Funds          Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer         Philadelphia, PA                              2005 Market Street
National Gallery of Art                                                                     Philadelphia, PA 19103-7094
Washington, DC                                Michael P. Bishof
                                              Senior Vice President and Treasurer           For Shareholders
Thomas F. Madison                             Delaware Investments Family of Funds          800 523-1918
President and Chief Executive Officer         Philadelphia, PA
MLM Partners, Inc.                                                                          For Securities Dealers and Financial
Minneapolis, MN                                                                             Institutions Representatives Only
                                                                                            800 362-7500
Janet L. Yeomans
Vice President/Mergers & Acquisitions                                                       Web site
3M Corporation                                                                              www.delawareinvestments.com
St. Paul, MN


--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


(8619)                                                        Printed in the USA
SA-CORN [2/04] IVES 4/04                                                   J9623

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


FIXED INCOME







Semiannual Report FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE NEW YORK FUND






[LOGO]
POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                        1

  Statements of Operations                                        3

  Statements of Changes in Net Assets                             4

  Financial Highlights                                            5

  Notes to Financial Statements                                   8
-------------------------------------------------------------------



    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statements                                      Delaware Tax-Free New York Fund
  OF NET ASSETS                                 February 29, 2004 (Unaudited)

                                                          Principal    Market
                                                            Amount     Value
Municipal Bonds - 98.22%
Airport Revenue Bonds - 5.63%
  New York City, New York Industrial
    Development (JFK Airis Project)
    5.50% 7/1/28 (AMT)                                   $  500,000   $  500,860
  Onondaga County, New York Industrial
    Development Authority Revenue
    Subordinated (Air Cargo Project)
    7.25% 1/1/32 (AMT)                                      500,000      516,885
                                                                      ----------
                                                                       1,017,745
                                                                      ----------
City General Obligation Bonds - 5.51%
  New York City Series C 5.375% 11/15/27                    450,000      468,392
  New York City, New York Series J
    5.25% 6/1/28                                            500,000      529,200
                                                                      ----------
                                                                         997,592
                                                                      ----------
Continuing Care/Retirement Revenue Bond - 2.61%
  New York State Dormitory Authority
    Revenue (Chapel Oaks) LOC Allied
    Irish Bank 5.45% 7/1/26                                 450,000      472,050
                                                                      ----------
                                                                         472,050
                                                                      ----------
Dedicated Tax & Fees Revenue Bonds - 2.96%
  Schenectady, New York Metroplex
    Development Authority Revenue
    Series A 5.375% 12/15/21                                500,000      535,405
                                                                      ----------
                                                                         535,405
                                                                      ----------
Higher Education Revenue Bonds - 15.09%
  Amherst, New York Industrial Agency
    Civic Facilities Revenue
    (UBF Faculty Student Housing)
    Series A 5.75% 8/1/30 (AMBAC)                           200,000      228,846
  Dutchess County Industrial Development
    Agency (Marist College) 5.00% 7/1/20                    500,000      522,560
  New York State Dormitory Authority
    Revenue (Columbia University)
    Series A 5.00% 7/1/23                                   500,000      536,825
  New York State Dormitory Authority
    Revenue (Pratt Institute)
    6.00% 7/1/20 (RADIAN)                                   500,000      576,419
  New York State Dormitory Authority
    Revenue (State University)
    Series B 7.50% 5/15/11                                  270,000      329,427
  Onondaga County Industrial Development
    Agency (Le Moyne College)
    Series A 5.625% 12/1/21                                 500,000      536,760
                                                                      ----------
                                                                       2,730,837
                                                                      ----------
Hospital Revenue Bonds - 10.00%
  New York State Dormitory Authority
    Revenue (Mental Health) Series D
    5.90% 2/15/12                                           250,000      280,260
  New York State Dormitory Authority
    Revenue (Millard Fillmore Hospital)
    5.375% 2/1/32 (AMBAC) (FHA)                             450,000      478,301
  New York State Dormitory Authority
    Revenue (North Shore Long Island
    Jewish Group Project) 5.50% 5/1/33                      500,000      525,130
  New York State Dormitory Authority
    Revenue (Winthrop South Nassau
    Hospital) Series B 5.50% 7/1/23                         500,000      524,730
                                                                      ----------
                                                                       1,808,421
                                                                      ----------

                                                          Principal    Market
                                                            Amount     Value
 Municipal Bonds (continued)
 Investor Owned Utilities Revenue Bonds - 8.23%
   New York City Industrial Development
     Agency (Brooklyn Navy Yard Cogen
     Partners) 5.75% 10/1/36 (AMT)                       $  450,000   $  426,578
   New York State Energy Research &
     Development Authority Pollution
     Control Revenue (Central Hudson Gas)
     Series A 5.45% 8/1/27 (AMBAC)                          500,000      550,255
   Suffolk County, New York Industrial
     Agency Development Revenue
     (Keyspan-Port Jefferson Project)
     5.25% 6/1/27 (AMT)                                     500,000      511,405
                                                                      ----------
                                                                       1,488,238
                                                                      ----------
 Miscellaneous Revenue Bonds - 5.90%
   Battery Park City Authority N Y Revenue
     5.00% 11/1/26                                          500,000      530,085
   New York State Municipal Bond Bank
     Agency Special School Purpose Revenue
     Series C 5.25% 6/1/22
     (State Aid Withholding)                                500,000      537,720
                                                                      ----------
                                                                       1,067,805
                                                                      ----------
 Municipal Lease Revenue Bonds - 11.70%
   Albany, New York Industrial Development
     Agency Civic Facility Revenue
     (Charitable Leadership Project)
     Series A 5.75% 7/1/26                                  500,000      515,815
   New York State Dormitory Authority Lease
     5.375% 5/15/21                                         500,000      542,690
   Tobacco Settlement Financing
     5.50% 6/1/21                                           500,000      546,799
   United Nations Development
     Corporate NY 5.25% 7/1/26                              500,000      512,100
                                                                      ----------
                                                                       2,117,404
                                                                      ----------
 Parking Revenue Bonds - 2.95%
   Albany, New York Parking Authority
     Revenue Series A 5.625% 7/15/25                        500,000      533,320
                                                                      ----------
                                                                         533,320
                                                                      ----------
*Pre-Refunded Bonds - 10.58%
   Metropolitan Transportation Authority
     New York Dedicated Tax Series A
     6.125% 4/1/17-10 (FGIC)                              1,000,000    1,209,680
   New York State Dormitory Authority
     Revenue (State University) Series B
     7.50% 5/15/11-09                                       130,000      165,162
   New York State Thruway Authority Service
     Contract Revenue Local Highway &
     Bridge 6.25% 4/1/14-05                                 500,000      538,245
                                                                      ----------
                                                                       1,913,087
                                                                      ----------
 Recreational Area Revenue Bonds - 2.92%
   New York, New York City Trust Cultural
     Resources Revenue (Wildlife Conservation
     Society) 5.00% 2/1/34 (FGIC)                           500,000      528,605
                                                                      ----------
                                                                         528,605
                                                                      ----------
 Tax Increment / Special Assessment Bonds - 1.17%
   Grand Central Management Refunding
     5.00% 1/1/22                                           200,000      211,540
                                                                      ----------
                                                                         211,540
                                                                      ----------

Statements                                       Delaware Tax-Free New York Fund
  OF NET ASSETS (CONTINUED)

                                                        Principal     Market
                                                          Amount      Value
Municipal Bonds (continued)
Territorial Revenue Bonds - 9.34%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Highway
    Revenue Series Y 5.50% 7/1/36                     $   475,000   $   528,020
  Puerto Rico Electric Power Authority
    Power Revenue Series NN
    5.125% 7/1/29                                         600,000       630,888
  Puerto Rico Electric Power Authority
    Power Revenue Series II
    5.25% 7/1/31                                          500,000       531,260
                                                                    -----------
                                                                      1,690,168
                                                                    -----------
Water & Sewer Revenue Bonds - 3.63%
  New York City, New York Municipal Water
    Finance Authority Water & Sewer
    System Revenue Series A
    5.125% 6/15/34                                        625,000       656,669
                                                                    -----------
                                                                        656,669
                                                                    -----------
Total Municipal Bonds (cost $16,564,501)                             17,768,886
                                                                    -----------

Total Market Value of Securities - 98.22%
  (cost $16,564,501)                                                 17,768,886
Receivables and Other Assets
  Net of Liabilities - 1.78%                                            321,452
                                                                    -----------
Net Assets Applicable to 1,693,272
  Shares Outstanding - 100.00%                                      $18,090,338
                                                                    ===========


Net Asset Value - Delaware Tax-Free New York Fund
  Class A ($11,952,723 / 1,118,129 Shares)                               $10.69
                                                                         ------
Net Asset Value - Delaware Tax-Free New York Fund
  Class B ($3,050,314 / 285,845 Shares)                                  $10.67
                                                                         ------
Net Asset Value - Delaware Tax-Free New York Fund
  Class C ($3,087,301 / 289,298 Shares)                                  $10.67
                                                                         ------


Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $17,141,269
Distributions in excess of net investment income                           (655)
Accumulated net realized loss on investments                           (254,661)
Net unrealized appreciation of investments                            1,204,385
                                                                    -----------
Total net assets                                                    $18,090,338
                                                                    ===========

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
LOC - Letter of Credit
RADIAN - Insured by Radian Asset Assurance

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free New York Fund
Net asset value Class A (A)                                              $10.69
Sales charge (4.50% of offering price,
  or 4.68% of amount invested per share)(B)                                0.50
                                                                         ------
Offering price                                                           $11.19
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                        Six Months Ended February 29, 2004 (Unaudited)
  OF OPERATIONS

                                                                      Delaware
                                                                      Tax-Free
                                                                   New York Fund

Investment Income:
  Interest                                                           $  450,000
                                                                     ----------

Expenses:
  Management fees                                                        48,936
  Dividend disbursing and transfer agent fees and expenses                4,310
  Distribution expenses-- Class A                                        14,646
  Distribution expenses-- Class B                                        15,719
  Distribution expenses-- Class C                                        14,697
  Legal and professional fees                                             2,240
  Accounting and administration expenses                                  2,715
  Registration fees                                                         450
  Reports and statements to shareholders                                  1,020
  Custodian fees                                                            813
  Trustees' fees                                                            695
  Other                                                                     224
                                                                     ----------
                                                                        106,465
                                                                     ----------
  Less expenses absorbed or waived                                      (38,230)
  Less expenses paid indirectly                                            (921)
                                                                     ----------
  Total expenses                                                         67,314
                                                                     ----------
Net Investment Income                                                   382,686
                                                                     ----------

Net Realized and Unrealized Gain on Investments:
  Net realized gain on investments                                       65,427
  Net change in unrealized appreciation/depreciation of investments     738,774
                                                                     ----------
Net Realized and Unrealized Gain on Investments                         804,201
                                                                     ----------

Net Increase in Net Assets Resulting from Operations                 $1,186,887
                                                                     ==========

See accompanying notes

Statements
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                         Delaware Tax-Free New York Fund

                                                                                           Six Months          Year
                                                                                              Ended            Ended
                                                                                             2/29/04          8/31/03
                                                                                           (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                                     $   382,686     $   716,813
  Net realized gain on investments                                                               65,427         157,510
  Net change in unrealized appreciation/depreciation of investments                             738,774        (376,165)
                                                                                            -----------     -----------
  Net increase in net assets resulting from operations                                        1,186,887         498,158
                                                                                            -----------     -----------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                                                    (266,750)       (516,808)
    Class B                                                                                     (59,940)       (132,026)
    Class C                                                                                     (55,996)        (67,979)
                                                                                            -----------     -----------
                                                                                               (382,686)       (716,813)
                                                                                            -----------     -----------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                                     375,496       2,864,348
    Class B                                                                                      86,344         207,630
    Class C                                                                                     112,700       1,959,112

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                     198,729         374,830
    Class B                                                                                      29,391          56,078
    Class C                                                                                      23,604          59,428
                                                                                            -----------     -----------
                                                                                                826,264       5,521,426
                                                                                            -----------     -----------
  Cost of shares repurchased:
    Class A                                                                                    (585,824)     (1,168,843)
    Class B                                                                                    (446,180)       (337,967)
    Class C                                                                                     (10,252)       (250,079)
                                                                                            -----------     -----------
                                                                                             (1,042,256)     (1,756,889)
                                                                                            -----------     -----------
Increase (decrease) in net assets derived from capital share transactions                      (215,992)      3,764,537
                                                                                            -----------     -----------
Net Increase in Net Assets                                                                      588,209       3,545,882

Net Assets:
  Beginning of period                                                                        17,502,129      13,956,247
                                                                                            -----------     -----------
  End of period (including distributions in excess of
    net investment income of $655 and $655, respectively)                                   $18,090,338     $17,502,129
                                                                                            ===========     ===========

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Tax-Free New York Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/29/04(2)   8/31/03     8/31/02(1)    8/31/01     8/30/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $10.220     $10.340      $10.350     $ 9.820       $9.880     $10.670

Income (loss) from investment operations:
Net investment income                                           0.237       0.484        0.503       0.523        0.535       0.523
Net realized and unrealized gain (loss) on investments          0.470      (0.120)      (0.010)      0.530       (0.060)     (0.766)
                                                              -------     -------      -------     -------       ------     -------
Total from investment operations                                0.707       0.364        0.493       1.053        0.475      (0.243)
                                                              -------     -------      -------     -------       ------     -------

Less dividends and distributions from:
Net investment income                                          (0.237)     (0.484)      (0.503)     (0.523)      (0.535)     (0.523)
Net realized gain on investments                                   --          --           --          --           --      (0.024)
                                                              -------     -------      -------     -------       ------     -------
Total dividends and distributions                              (0.237)     (0.484)      (0.503)     (0.523)      (0.535)     (0.547)
                                                              -------     -------      -------     -------       ------     -------

Net asset value, end of period                                $10.690     $10.220      $10.340     $10.350       $9.820     $ 9.880
                                                              =======     =======      =======     =======       ======     =======

Total return(3)                                                 6.98%       3.56%        4.98%      11.03%        5.09%      (2.44%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $11,953     $11,436       $9,490     $10,169      $10,082     $10,580
Ratio of expenses to average net assets(4)                      0.50%       0.50%        0.50%       0.50%        0.50%       0.66%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.93%       1.05%        1.15%       1.02%        1.25%       1.19%
Ratio of net investment income to average net assets            4.55%       4.65%        4.98%       5.23%        5.58%       4.99%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.12%       4.10%        4.33%       4.71%        4.83%       4.46%
Portfolio turnover                                                52%         64%          43%         27%          34%         21%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios for the period ended February 29, 2004 and the years ended 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission, were 0.51%.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Tax-Free New York Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/29/04(2)   8/31/03     8/31/02(1)    8/31/01     8/30/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $10.200     $10.330      $10.330     $ 9.810       $9.860     $10.650

Income (loss) from investment operations:
Net investment income                                           0.198       0.406        0.426       0.448        0.462       0.445
Net realized and unrealized gain (loss) on investments          0.470      (0.130)          --       0.520       (0.050)     (0.766)
                                                              -------     -------      -------     -------       ------     -------
Total from investment operations                                0.668       0.276        0.426       0.968        0.412      (0.321)
                                                              -------     -------      -------     -------       ------     -------

Less dividends and distributions from:
Net investment income                                          (0.198)     (0.406)      (0.426)     (0.448)      (0.462)     (0.445)
Net realized gain on investments                                   --          --           --          --           --      (0.024)
                                                              -------     -------      -------     -------       ------     -------
Total dividends and distributions                              (0.198)     (0.406)      (0.426)     (0.448)      (0.462)     (0.469)
                                                              -------     -------      -------     -------       ------     -------

Net asset value, end of period                                $10.670     $10.200      $10.330     $10.330       $9.810     $ 9.860
                                                              =======     =======      =======     =======       ======     =======

Total return(3)                                                 6.60%       2.69%        4.30%      10.12%        4.41%      (3.18%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $3,050      $3,238       $3,352      $2,507       $1,297      $1,435
Ratio of expenses to average net assets(4)                      1.25%       1.25%        1.25%       1.25%        1.25%       1.41%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.68%       1.80%        1.90%       1.77%        2.00%       1.94%
Ratio of net investment income to average net assets            3.80%       3.90%        4.23%       4.48%        4.83%       4.24%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.37%       3.35%        3.58%       3.96%        4.08%       3.71%
Portfolio turnover                                                52%         64%          43%         27%          34%         21%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios for the period ended February 29, 2004 and the years ended 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission, were 1.26%.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Tax-Free New York Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/29/04(2)   8/31/03     8/31/02(1)    8/31/01     8/30/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $10.200     $10.320      $10.330     $ 9.800       $9.860     $10.640

Income (loss) from investment operations:
Net investment income                                           0.198       0.406        0.426       0.449        0.462       0.445
Net realized and unrealized gain (loss) on investments          0.470      (0.120)      (0.010)      0.530       (0.060)     (0.756)
                                                              -------     -------      -------     -------       ------     -------
Total from investment operations                                0.668       0.286        0.416       0.979        0.402      (0.311)
                                                              -------     -------      -------     -------       ------     -------

Less dividends and distributions from:
Net investment income                                          (0.198)     (0.406)      (0.426)     (0.449)      (0.462)     (0.445)
Net realized gain on investments                                   --          --           --          --           --      (0.024)
                                                              -------     -------      -------     -------       ------     -------
Total dividends and distributions                              (0.198)     (0.406)      (0.426)     (0.449)      (0.462)     (0.469)
                                                              -------     -------      -------     -------       ------     -------

Net asset value, end of period                                $10.670     $10.200      $10.320     $10.330       $9.800     $ 9.860
                                                              =======     =======      =======     =======       ======     =======

Total return(3)                                                 6.60%       2.79%        4.20%      10.23%        4.31%      (3.08%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $3,087      $2,828       $1,115      $1,206          $66        $112
Ratio of expenses to average net assets(4)                      1.25%       1.25%        1.25%       1.25%        1.25%       1.41%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.68%       1.80%        1.90%       1.77%        2.00%       1.94%
Ratio of net investment income to average net assets            3.80%       3.90%        4.23%       4.48%        4.83%       4.24%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.37%       3.35%        3.58%       3.96%        4.08%       3.71%
Portfolio turnover                                                52%         64%          43%         27%          34%         21%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios for the period ended February 29, 2004 and the years ended 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission, were 1.26%.

See accompanying notes

Notes                                              February 29, 2004 (Unaudited)
  TO FINANCIAL STATEMENTS


Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts business trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and Delaware Tax-Free New York Fund (each "Fund" or, collectively, as the "Funds"). The Trust is an open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.
The investment objective of Delaware Tax-Free Florida Fund and Delaware Tax-Free Florida Insured Fund is to seek as high a level of current income exempt from federal income tax and the Florida state intangibles tax, as is consistent with preservation of capital. The investment objective of Delaware Tax-Free New York Fund is to seek as high a level of current income exempt from federal income tax and from New York state personal income tax, as is consistent with preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Funds' Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the period ended February 29, 2004 were as follows:

                                                     Delaware Tax-Free
                                                       New York Fund
                                                     -----------------
Commission reimbursements                                  $214
Earnings credits                                            707

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                     Delaware Tax-Free
                                                       New York Fund
                                                     -----------------
On the first $500 million                                  0.55%
On the next $500 million                                   0.50%
On the next $1.5 billion                                   0.45%
In excess of $2.5 billion                                  0.425%

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2004 for the Delaware Tax-Free Florida and Delaware Tax-Free Florida Insured Funds and until revoked for the Delaware Tax-Free New York Fund, as shown below.

                                                     Delaware Tax-Free
                                                       New York Fund
                                                     -----------------
The operating expense limitation
  as a percentage of average daily
  net assets (per annum)                                   0.25%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing, and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 29, 2004, the Funds had recievables from and liabilities payable to affiliates as follows:

                                                     Delaware Tax-Free
                                                       New York Fund
                                                     -----------------
Receivable from DMC under expense
  limitation agreement                                    $ 328
Investment Management fee payable to DMC                     --
Dividend disbursing, transfer agent fees, accounting
  and other expenses payable to DSC                      (1,746)
Other expenses payable to DMC and affiliates*              (564)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

Certain internal legal expenses are allocated to the Funds. For the six months ended February 29, 2004, the Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and the Delaware Tax-Free New York Fund had costs of $823, $5,077 and $840, respectively.

For the period ended February 29, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                Delaware Tax-Free
                                  New York Fund
                                -----------------
                                      $775

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds. 3. Investments For the period ended February 29, 2004, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                     Delaware Tax-Free
                                                       New York Fund
                                                     -----------------
Purchases                                               $4,427,041
Sales                                                    4,567,380

At February 29, 2004, the cost of investment for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                                     Delaware Tax-Free
                                                       New York Fund
                                                     -----------------
Cost of investments                                    $16,564,501
                                                       ===========
Aggregate unrealized appreciation                      $ 1,223,810
Aggregate unrealized depreciation                          (19,425)
                                                       -----------
Net unrealized appreciation                            $ 1,204,385
                                                       ===========

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended February 29, 2004 and the year ended August 31, 2003 was as follows:

                                Delaware Tax-Free
                                  New York Fund
                                -----------------
                          Six Months           Year
                            Ended              Ended
                           2/29/04            8/31/03
                          ---------           -------
Tax-exempt income         $382,686           $716,813

*Tax information for the period ended February 29, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end, the estimated components of net assets on a tax basis were as follows

As of February 29, 2004, the components of net assets on a tax basis were as follows:

                                                     Delaware Tax-Free
                                                       New York Fund
                                                     -----------------
Shares of beneficial interest                          $17,141,269
Undistributed long-term capital gain                        65,427
Distributions in excess of net investment income              (655)
Capital loss carryforwards                                (320,088)
Unrealized appreciation of investments                   1,204,385
                                                       -----------
Net assets                                             $17,141,269
                                                       ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                                     Delaware Tax-Free
                                                       New York Fund
                                                     -----------------
2004                                                     $     --
2008                                                           --
2009                                                      320,088
                                                         --------
Total                                                    $320,088
                                                         ========

5. Capital Shares
Transactions in capital shares were as follows:

                                                     Delaware Tax-Free
                                                       New York Fund
                                                     -----------------
                                                 Six Months       Year
                                                   Ended          Ended
                                                  2/29/04        8/31/03
Shares sold:
  Class A                                          35,859        278,394
  Class B                                           8,270         19,961
  Class C                                          10,799        187,110

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                          18,951         36,152
  Class B                                           2,807          5,417
  Class C                                           2,254          5,722
                                                 --------       --------
                                                   78,940        532,756
                                                 --------       --------

Shares repurchased:
  Class A                                         (55,995)      (112,653)
  Class B                                         (42,679)       (32,493)
  Class C                                            (968)       (23,563)
                                                 --------       --------
                                                  (99,642)      (168,709)
                                                 --------       --------
Net increase (decrease)                           (20,702)       364,047
                                                 ========        =======

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares (continued)
For the six months ended February 29, 2004 and the year ended August 31, 2003, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                        Six Months Ended                                   Year Ended
                                                            2/29/04                                          8/31/03
                                    ---------------------------------------------      --------------------------------------------
                                    Class B Shares      Class A shares     Amount      Class B Shares     Class A shares     Amount
Delaware Tax-Free New York Fund         7,890                7,882        $82,920            --                --            $  --

6. Line of Credit
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2004, or at any time during the period.

7. Credit and Market Risk
The Funds concentrate their investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.
The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statement of Net Assets.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and Delaware Tax-Free New York Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                           Affiliated Officers                       Contact Information
Walter P. Babich                            Jude T. Driscoll                          Investment Manager
Board Chairman                              Chairman                                  Delaware Management Company
Citadel Construction Corporation            Delaware Investments Family of Funds      Philadelphia, PA
King of Prussia, PA                         Philadelphia, PA
                                                                                      International Affiliate
John H. Durham                              Joseph H. Hastings                        Delaware International Advisers Ltd.
Private Investor                            Executive Vice President and              London, England
Gwynedd Valley, PA                          Chief Financial Officer
                                            Delaware Investments Family of Funds      National Distributor
Anthony D. Knerr                            Philadelphia, PA                          Delaware Distributors, L.P.
Managing Director                                                                     Philadelphia, PA
Anthony Knerr & Associates                  Richelle S. Maestro
New York, NY                                Senior Vice President,                    Shareholder Servicing, Dividend
                                            Chief Legal Officer and Secretary         Disbursing and Transfer Agent
Ann R. Leven                                Delaware Investments Family of Funds      Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer       Philadelphia, PA                          2005 Market Street
National Gallery of Art                                                               Philadelphia, PA 19103-7094
Washington, DC                              Michael P. Bishof
                                            Senior Vice President and Treasurer       For Shareholders
Thomas F. Madison                           Delaware Investments Family of Funds      800 523-1918
President and Chief Executive Officer       Philadelphia, PA
MLM Partners, Inc.                                                                    For Securities Dealers and Financial
Minneapolis, MN                                                                       Institutions Representatives Only
                                                                                      800 362-7500
Janet L. Yeomans
Vice President/Mergers & Acquisitions                                                 Web site
3M Corporation                                                                        www.delawareinvestments.com
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8621)                                                        Printed in the USA
SA-FLNY [2/04] IVES 4/04                                                   J9625

Item 2.    Code of Ethics

           Not applicable.

Item 3.    Audit Committee Financial Expert

           Not applicable.

Item 4.    Principal Accountant Fees and Services

           Not applicable.

Item 5.    Audit Committee of Listed Registrants

           Not applicable.

Item 6.    [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

           Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

           Not applicable.

Item 9.    Submission of Matters to a Vote of Security Holders

           Not applicable.

Item 10.   Controls and Procedures

           The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

           There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits

(a)  (1)   Code of Ethics

           Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

           Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Voyageur Mutual Funds

       Jude T. Driscoll
--------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  April 27, 2004

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


       Jude T. Driscoll
--------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  April 27, 2004


       Joseph H. Hastings
--------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  April 27, 2004